Schedule of Investments (unaudited) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	2,487	$147,628
AeroVironment, Inc.(a)	1,729	198,247
AerSale Corp.(a)	1,566	23,944
Archer Aviation, Inc., Class A(a)(b)	8,285	39,354
Astronics Corp.(a)	1,490	22,842
Axon Enterprise, Inc.(a)	4,381	895,871
Boeing Co.(a)	34,782	6,497,973
BWX Technologies, Inc.	5,869	435,949
Cadre Holdings, Inc.	1,180	33,099
Curtiss-Wright Corp.	2,464	489,868
Ducommun, Inc.(a)	926	44,300
General Dynamics Corp.	15,299	3,691,802
HEICO Corp.(b)	2,815	445,924
HEICO Corp., Class A	5,010	636,921
Hexcel Corp.	5,166	319,879
Howmet Aerospace, Inc.	23,206	1,023,385
Huntington Ingalls Industries, Inc.	2,389	525,150
Kaman Corp.	1,670	31,079
Kratos Defense & Security Solutions, Inc.(a)(b)	8,184	139,537
L3Harris Technologies, Inc.	11,756	2,109,144
Leonardo DRS, Inc.(a)(b)	2,880	54,922
Lockheed Martin Corp.	14,165	6,439,976
Mercury Systems, Inc.(a)	3,148	113,265
Moog, Inc., Class A	1,740	201,927
National Presto Industries, Inc.	368	27,508
Northrop Grumman Corp.	8,945	4,216,941
Park Aerospace Corp.	1,798	26,395
Rocket Lab USA, Inc.(a)(b)	18,254	77,214
RTX Corp.	91,214	7,423,907
Spirit AeroSystems Holdings, Inc., Class A	6,835	154,471
Textron, Inc.	12,420	943,920
TransDigm Group, Inc.(a)	3,244	2,686,324
Triumph Group, Inc.(a)	3,986	29,735
V2X, Inc.(a)	802	40,958
Virgin Galactic Holdings, Inc.(a)(b)	14,613	21,627
Woodward, Inc.	3,660	456,402

		40,667,388

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	4,072	79,689
CH Robinson Worldwide, Inc.	7,245	592,858
Expeditors International of Washington, Inc.	9,402	1,027,169
FedEx Corp.	14,452	3,469,925
Forward Air Corp.	1,607	103,507
GXO Logistics, Inc.(a)	7,459	376,754
Hub Group, Inc., Class A(a)	2,086	143,413
Radiant Logistics, Inc.(a)	1,065	6,241
United Parcel Service, Inc., Class B	45,282	6,396,082

		12,195,638

Automobile Components — 0.2%
Adient PLC(a)	5,612	189,068
American Axle & Manufacturing Holdings, Inc.(a)	6,123	41,330
Aptiv PLC(a)	16,658	1,452,578
Atmus Filtration Technologies, Inc.(a)(b)	1,164	21,837
BorgWarner, Inc.	14,630	539,847
Cooper-Standard Holdings, Inc.(a)(b)	2,470	30,677
Dana, Inc.	8,323	95,548
Dorman Products, Inc.(a)	1,596	99,239
Fox Factory Holding Corp.(a)	2,625	213,859
Gentex Corp.	15,053	431,720

Security	Shares	Value

Automobile Components (continued)
Gentherm, Inc.(a)	2,298	$92,426
Goodyear Tire & Rubber Co.(a)	17,489	208,119
Holley, Inc.(a)(b)	3,298	14,017
LCI Industries	1,481	160,674
Lear Corp.	3,670	476,219
Luminar Technologies, Inc., Class A(a)(b)	19,074	60,465
Modine Manufacturing Co.(a)	3,006	118,737
Patrick Industries, Inc.	1,396	104,909
Phinia, Inc.	2,926	75,725
QuantumScape Corp., Class A(a)(b)	19,247	100,469
Solid Power, Inc., Class A(a)(b)	8,899	11,747
Standard Motor Products, Inc.	1,696	59,241
Stoneridge, Inc.(a)	1,548	25,186
Visteon Corp.(a)	1,648	189,734
XPEL, Inc.(a)	1,523	70,515

		4,883,886

Automobiles — 1.6%
Fisker, Inc., Class A(a)(b)	13,305	59,873
Ford Motor Co.	244,119	2,380,160
General Motors Co.	84,950	2,395,590
Harley-Davidson, Inc.	8,019	215,310
Lucid Group, Inc.(a)(b)	48,306	199,021
Rivian Automotive, Inc., Class A(a)(b)	40,997	664,971
Tesla, Inc.(a)	172,293	34,603,326
Thor Industries, Inc.	3,278	288,235
Winnebago Industries, Inc.	2,035	117,928
Workhorse Group, Inc.(a)(b)	13,953	5,820

		40,930,234

Banks — 3.2%
1st Source Corp.	1,608	73,357
ACNB Corp.	658	22,642
Amalgamated Financial Corp.	666	12,148
Amerant Bancorp, Inc., Class A	1,476	26,907
American National Bankshares, Inc.	929	35,451
Ameris Bancorp	3,711	138,420
Arrow Financial Corp.	525	11,188
Associated Banc-Corp.	9,965	161,533
Atlantic Union Bankshares Corp.	5,090	146,643
Axos Financial, Inc.(a)	3,469	124,988
Banc of California, Inc.	6,112	68,516
BancFirst Corp.	1,304	105,767
Bancorp, Inc.(a)	2,694	96,041
Bank First Corp.	578	45,645
Bank of America Corp.	435,933	11,482,475
Bank of Hawaii Corp.	2,181	107,720
Bank of Marin Bancorp	1,301	21,857
Bank of NT Butterfield & Son Ltd.	3,623	91,517
Bank OZK	6,920	247,805
BankUnited, Inc.	2,969	64,754
Banner Corp.	981	41,408
Bar Harbor Bankshares	1,349	33,752
BayCom Corp.	1,314	26,017
BCB Bancorp, Inc.	1,342	13,796
Berkshire Hills Bancorp, Inc.	1,900	37,259
Blue Foundry Bancorp(a)	1,829	13,809
Blue Ridge Bankshares, Inc.	1,301	4,098
BOK Financial Corp.	1,817	119,050
Bridgewater Bancshares, Inc.(a)	1,355	13,049
Brookline Bancorp, Inc.	3,524	28,685
Burke & Herbert Financial Services Corp.(b)	504	22,544
Business First Bancshares, Inc.	1,155	22,569

1

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Byline Bancorp, Inc.	1,662	$31,528
Cadence Bank	6,933	146,841
Cambridge Bancorp	547	29,379
Camden National Corp.	1,025	29,889
Capital Bancorp, Inc.	643	13,143
Capital City Bank Group, Inc.	1,111	31,741
Capitol Federal Financial, Inc.	5,759	29,947
Capstar Financial Holdings, Inc.	1,127	17,108
Carter Bankshares, Inc.(a)	1,048	11,800
Cathay General Bancorp	5,173	175,416
Central Pacific Financial Corp.	427	6,738
Citigroup, Inc.	121,346	4,791,954
Citizens & Northern Corp.	1,802	32,616
Citizens Financial Group, Inc.	29,942	701,541
Citizens Financial Services, Inc.	359	17,753
City Holding Co.	442	40,125
Civista Bancshares, Inc.	808	11,781
CNB Financial Corp.	1,531	27,834
Coastal Financial Corp.(a)	714	26,539
Colony Bankcorp, Inc.	1,564	15,562
Columbia Banking System, Inc.	13,708	269,636
Columbia Financial, Inc.(a)	2,444	39,348
Comerica, Inc.	8,384	330,330
Commerce Bancshares, Inc.	7,375	323,468
Community Bank System, Inc.	1,925	76,904
Community Trust Bancorp, Inc.	1,932	72,566
ConnectOne Bancorp, Inc.	2,102	34,242
CrossFirst Bankshares, Inc.(a)	2,745	29,042
Cullen/Frost Bankers, Inc.	3,906	355,407
Customers Bancorp, Inc.(a)	1,668	67,070
CVB Financial Corp.	7,213	112,667
Dime Community Bancshares, Inc.	1,767	32,495
Eagle Bancorp, Inc.	1,044	20,337
East West Bancorp, Inc.	9,104	488,156
Eastern Bankshares, Inc.	10,087	111,058
Enterprise Bancorp, Inc.	214	5,630
Enterprise Financial Services Corp.	2,436	84,700
Equity Bancshares, Inc., Class A	1,265	30,613
Esquire Financial Holdings, Inc.	654	29,953
Farmers & Merchants Bancorp, Inc.	828	14,424
Farmers National Banc Corp.	1,865	21,056
FB Financial Corp.	3,630	106,613
Fifth Third Bancorp	42,996	1,019,435
Financial Institutions, Inc.	1,577	24,980
First Bancorp, Inc.	314	7,357
First BanCorp./Puerto Rico	4,614	61,597
First Bancorp/Southern Pines NC	1,949	56,560
First Bancshares, Inc.	3,335	80,774
First Bank	1,767	19,543
First Busey Corp.	4,173	82,876
First Business Financial Services, Inc.	758	23,271
First Citizens BancShares, Inc., Class A	668	922,334
First Commonwealth Financial Corp.	3,047	37,112
First Community Bankshares, Inc.	1,878	61,317
First Financial Bancorp	3,434	63,529
First Financial Bankshares, Inc.	8,460	203,463
First Financial Corp.	1,022	35,167
First Foundation, Inc.	3,066	13,920
First Hawaiian, Inc.	9,199	164,938
First Horizon Corp.	34,876	374,917
First Interstate BancSystem, Inc., Class A	5,159	119,018
First Merchants Corp.	5,056	138,079
First Mid Bancshares, Inc.	1,619	44,231

Security	Shares	Value

Banks (continued)
First of Long Island Corp.	1,705	$18,312
Five Star Bancorp	948	18,458
Flushing Financial Corp.	1,802	22,237
FNB Corp.	23,738	253,759
Fulton Financial Corp.	11,311	146,930
German American Bancorp, Inc.	2,925	79,940
Glacier Bancorp, Inc.	6,644	200,582
Great Southern Bancorp, Inc.	1,489	74,033
Greene County Bancorp, Inc.	778	18,439
Guaranty Bancshares, Inc.	297	8,473
Hancock Whitney Corp.	5,243	180,517
Hanmi Financial Corp.	907	13,315
HarborOne Bancorp, Inc.	5,173	50,902
HBT Financial, Inc.	1,273	22,914
Heartland Financial USA, Inc.	2,831	77,569
Heritage Commerce Corp.	3,436	28,106
Heritage Financial Corp.	1,053	17,132
Hilltop Holdings, Inc.	3,539	97,747
Hingham Institution for Savings(b)	79	11,738
Home Bancorp, Inc.	190	6,511
Home BancShares, Inc.	13,023	266,320
HomeStreet, Inc.	954	4,608
HomeTrust Bancshares, Inc.	642	13,232
Hope Bancorp, Inc.	3,638	31,869
Horizon Bancorp, Inc.	2,632	24,978
Huntington Bancshares, Inc.	88,721	856,158
Independent Bank Corp.	2,993	119,949
Independent Bank Group, Inc.	2,212	78,194
International Bancshares Corp.	3,841	168,351
John Marshall Bancorp, Inc.	759	13,950
JPMorgan Chase & Co.	180,422	25,089,483
Kearny Financial Corp.	5,495	38,135
KeyCorp.	57,455	587,190
Lakeland Bancorp, Inc.	4,929	55,599
Lakeland Financial Corp.	1,478	72,792
Live Oak Bancshares, Inc.	2,391	68,980
Luther Burbank Corp.	1,915	15,588
M&T Bank Corp.	10,466	1,180,042
Macatawa Bank Corp.	816	7,450
Mercantile Bank Corp.	497	16,371
Metrocity Bankshares, Inc.	1,908	38,236
Metropolitan Bank Holding Corp.(a)	533	17,275
Mid Penn Bancorp, Inc.	806	15,362
Midland States Bancorp, Inc.	963	21,013
MidWestOne Financial Group, Inc.	1,021	20,338
MVB Financial Corp.	865	16,997
National Bank Holdings Corp., Class A	2,275	70,935
NBT Bancorp, Inc.	1,281	42,875
New York Community Bancorp, Inc.	44,825	424,941
Nicolet Bankshares, Inc.	940	68,451
Northeast Bank	629	30,028
Northfield Bancorp, Inc.	2,756	23,702
Northwest Bancshares, Inc.	4,246	44,243
NU Holdings Ltd., Class A(a)	143,457	1,176,347
OceanFirst Financial Corp.	4,668	59,097
OFG Bancorp	2,791	82,669
Old National Bancorp	19,289	264,259
Old Second Bancorp, Inc.	5,066	68,695
Orange County Bancorp, Inc.	634	27,959
Origin Bancorp, Inc.	1,892	55,984
Orrstown Financial Services, Inc.	348	7,346
Pacific Premier Bancorp, Inc.	3,852	73,188
PacWest Bancorp	7,512	53,185

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Park National Corp.	1,046	$106,054
Pathward Financial, Inc.	1,236	55,978
PCB Bancorp	1,231	18,933
Peapack-Gladstone Financial Corp.	1,216	28,418
Peoples Bancorp, Inc.	3,439	94,848
Peoples Financial Services Corp.	546	21,409
Pinnacle Financial Partners, Inc.	4,868	303,568
PNC Financial Services Group, Inc.	24,853	2,844,923
Popular, Inc.	4,387	285,330
Preferred Bank/Los Angeles CA	305	18,169
Premier Financial Corp.	1,940	33,659
Primis Financial Corp.	1,942	18,177
Prosperity Bancshares, Inc.	5,147	280,717
Provident Financial Services, Inc.	3,731	52,421
QCR Holdings, Inc.	904	42,895
RBB Bancorp	350	4,050
Red River Bancshares, Inc.	282	13,107
Regions Financial Corp.	57,746	839,049
Renasant Corp.	1,899	46,317
Republic Bancorp, Inc., Class A	1,265	55,900
S&T Bancorp, Inc.	1,247	32,123
Sandy Spring Bancorp, Inc.	2,975	60,839
Seacoast Banking Corp. of Florida	3,711	74,999
ServisFirst Bancshares, Inc.	3,034	143,083
Shore Bancshares, Inc.	2,166	22,223
Sierra Bancorp	1,347	23,707
Simmons First National Corp., Class A	6,948	98,731
SmartFinancial, Inc.	1,272	26,521
South Plains Financial, Inc.	1,099	29,475
Southern First Bancshares, Inc.(a)(b)	161	4,347
Southern Missouri Bancorp, Inc.	347	14,036
Southside Bancshares, Inc.	1,208	32,254
SouthState Corp.	4,925	325,543
Stellar Bancorp, Inc.	2,975	64,677
Stock Yards Bancorp, Inc.	2,417	94,529
Summit Financial Group, Inc.	488	10,492
Synovus Financial Corp.	9,052	235,986
Texas Capital Bancshares, Inc.(a)	3,412	187,865
Third Coast Bancshares, Inc.(a)	1,211	18,783
Tompkins Financial Corp.	1,151	57,642
Towne Bank	6,068	145,268
TriCo Bancshares	2,838	91,809
Triumph Financial, Inc.(a)	1,335	83,104
Truist Financial Corp.	82,514	2,340,097
TrustCo Bank Corp.	719	18,356
Trustmark Corp.	3,530	70,988
U.S. Bancorp	95,565	3,046,612
UMB Financial Corp.	3,024	189,665
United Bankshares, Inc.	8,494	241,569
United Community Banks, Inc.	3,642	80,452
Univest Financial Corp.	4,249	70,788
USCB Financial Holdings, Inc., Class A(a)	1,758	18,881
Valley National Bancorp	28,846	224,422
Veritex Holdings, Inc.	2,661	45,822
Washington Federal, Inc.	4,414	108,938
Washington Trust Bancorp, Inc.	2,282	52,920
Webster Financial Corp.	10,916	414,481
Wells Fargo & Co.	229,484	9,126,579
WesBanco, Inc.	4,292	104,682
West BanCorp, Inc.	1,337	21,967
Westamerica BanCorp	1,572	74,261
Western Alliance Bancorp	6,952	285,727

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	4,441	$331,698
WSFS Financial Corp.	3,434	121,564
Zions Bancorp NA	8,968	276,663

		82,929,846

Beverages — 1.4%
Boston Beer Co., Inc., Class A(a)	590	197,031
Brown-Forman Corp., Class A	2,982	171,226
Brown-Forman Corp., Class B	11,207	629,385
Celsius Holdings, Inc.(a)(b)	2,983	453,684
Coca-Cola Co.	243,902	13,778,024
Coca-Cola Consolidated, Inc.	320	203,651
Constellation Brands, Inc., Class A	9,974	2,335,412
Duckhorn Portfolio, Inc.(a)	2,594	27,055
Keurig Dr. Pepper, Inc.	59,405	1,801,754
MGP Ingredients, Inc.(b)	1,116	105,641
Molson Coors Beverage Co., Class B	11,058	638,821
Monster Beverage Corp.(a)	46,205	2,361,076
National Beverage Corp.(a)	1,540	71,425
PepsiCo, Inc.	85,905	14,026,568
Primo Water Corp.	10,816	141,257
Vita Coco Co., Inc.(a)(b)	2,013	54,552

		36,996,562

Biotechnology — 1.8%
2seventy bio, Inc.(a)(b)	3,031	7,396
4D Molecular Therapeutics, Inc.(a)	2,112	22,683
89bio, Inc.(a)	4,301	31,827
Aadi Bioscience, Inc.(a)	1,787	7,827
ACADIA Pharmaceuticals, Inc.(a)	7,957	179,589
ACELYRIN, Inc.(a)(b)	2,120	21,592
Adicet Bio, Inc.(a)(b)	1,548	2,043
ADMA Biologics, Inc.(a)	12,578	42,514
Aerovate Therapeutics, Inc.(a)	433	4,594
Agenus, Inc.(a)	23,370	18,696
Agios Pharmaceuticals, Inc.(a)	3,560	74,796
Akero Therapeutics, Inc.(a)(b)	2,931	34,938
Aldeyra Therapeutics, Inc.(a)(b)	3,447	5,894
Alector, Inc.(a)(b)	2,986	15,527
Alkermes PLC(a)	10,139	245,262
Allakos, Inc.(a)	6,302	12,037
Allogene Therapeutics, Inc.(a)	5,719	16,128
Allovir, Inc.(a)(b)	1,851	2,777
Alnylam Pharmaceuticals, Inc.(a)	7,666	1,163,699
Alpine Immune Sciences, Inc.(a)	2,578	26,399
ALX Oncology Holdings, Inc.(a)(b)	841	6,055
Amgen, Inc.	33,356	8,529,129
Amicus Therapeutics, Inc.(a)	17,257	189,309
AnaptysBio, Inc.(a)(b)	865	14,108
Anavex Life Sciences Corp.(a)(b)	5,000	27,900
Anika Therapeutics, Inc.(a)(b)	1,304	25,428
Apellis Pharmaceuticals, Inc.(a)	6,186	301,011
Apogee Therapeutics, Inc.(b)	1,233	21,183
Arbutus Biopharma Corp.(a)	7,498	13,721
Arcellx, Inc.(a)	2,829	99,722
Arcturus Therapeutics Holdings, Inc.(a)	1,279	24,429
Arcus Biosciences, Inc.(a)	3,707	58,237
Arcutis Biotherapeutics, Inc.(a)(b)	2,914	6,557
Ardelyx, Inc.(a)	14,077	55,604
Arrowhead Pharmaceuticals, Inc.(a)	6,489	159,565
Astria Therapeutics, Inc.(a)(b)	2,797	13,957
Atara Biotherapeutics, Inc.(a)	4,529	5,842
Aura Biosciences, Inc.(a)	1,601	13,064
Aurinia Pharmaceuticals, Inc.(a)(b)	8,475	62,206

3

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices, Inc.(a)	3,513	$21,605
Avidity Biosciences, Inc.(a)(b)	3,751	19,318
Avita Medical, Inc.(a)	1,749	16,283
Beam Therapeutics, Inc.(a)(b)	4,047	85,554
BioCryst Pharmaceuticals, Inc.(a)	11,882	65,232
Biogen, Inc.(a)	8,966	2,129,784
Biohaven Ltd.(a)	4,113	109,036
BioMarin Pharmaceutical, Inc.(a)(b)	11,710	953,779
Biomea Fusion, Inc.(a)	1,375	14,053
Bioxcel Therapeutics, Inc.(a)(b)	1,041	4,180
Bluebird Bio, Inc.(a)(b)	6,924	20,426
Blueprint Medicines Corp.(a)	3,677	216,428
Bridgebio Pharma, Inc.(a)(b)	6,766	176,187
Cabaletta Bio, Inc.(a)	2,282	32,541
CareDx, Inc.(a)	2,931	15,857
Caribou Biosciences, Inc.(a)	4,018	14,585
Catalyst Pharmaceuticals, Inc.(a)	6,801	84,400
Celcuity, Inc.(a)(b)	2,613	27,828
Celldex Therapeutics, Inc.(a)	3,354	78,886
Century Therapeutics, Inc.(a)	1,185	1,813
Cerevel Therapeutics Holdings, Inc.(a)(b)	4,252	100,560
Cogent Biosciences, Inc.(a)	4,083	33,317
Coherus Biosciences, Inc.(a)	6,286	21,058
Compass Therapeutics, Inc.(a)	8,157	14,683
Crinetics Pharmaceuticals, Inc.(a)	4,490	131,512
Cullinan Oncology, Inc.(a)	2,878	26,852
Cytokinetics, Inc.(a)	5,660	197,308
Day One Biopharmaceuticals, Inc.(a)	3,982	47,107
Deciphera Pharmaceuticals, Inc.(a)	3,552	42,588
Denali Therapeutics, Inc.(a)	7,099	133,674
Design Therapeutics, Inc.(a)	2,613	5,331
Disc Medicine, Inc.(a)	618	28,311
Dynavax Technologies Corp.(a)(b)	8,014	113,879
Dyne Therapeutics, Inc.(a)(b)	1,550	10,928
Eagle Pharmaceuticals, Inc.(a)(b)	611	8,389
Editas Medicine, Inc.(a)	3,741	24,990
Emergent BioSolutions, Inc.(a)(b)	2,980	6,228
Enanta Pharmaceuticals, Inc.(a)(b)	1,355	12,222
Entrada Therapeutics, Inc.(a)(b)	1,826	29,234
EQRx, Inc.(a)	25,069	54,650
Erasca, Inc.(a)	3,958	9,143
Exact Sciences Corp.(a)	11,233	691,840
Exelixis, Inc.(a)	20,298	417,936
Fate Therapeutics, Inc.(a)	5,497	9,950
FibroGen, Inc.(a)	6,075	3,287
Foghorn Therapeutics, Inc.(a)	1,251	4,191
Genelux Corp.(a)	1,197	17,368
Generation Bio Co.(a)	2,726	2,558
Geron Corp.(a)	34,343	65,252
Gilead Sciences, Inc.	77,938	6,121,251
Halozyme Therapeutics, Inc.(a)	8,051	272,687
Heron Therapeutics, Inc.(a)	5,088	3,241
HilleVax, Inc.(a)	1,399	15,389
Humacyte, Inc.(a)	4,049	8,584
Icosavax, Inc.(a)(b)	890	5,474
Ideaya Biosciences, Inc.(a)	3,778	102,648
IGM Biosciences, Inc.(a)(b)	534	2,104
ImmunityBio, Inc.(a)(b)	7,947	24,954
ImmunoGen, Inc.(a)	15,645	232,485
Immunovant, Inc.(a)(b)	3,713	122,715
Incyte Corp.(a)(b)	11,560	623,431
Inhibrx, Inc.(a)	2,243	34,699
Insmed, Inc.(a)(b)	8,233	206,319

Security	Shares	Value

Biotechnology (continued)
Intellia Therapeutics, Inc.(a)(b)	5,528	$138,476
Intercept Pharmaceuticals, Inc.(a)(b)	2,715	51,395
Ionis Pharmaceuticals, Inc.(a)(b)	8,793	389,266
Iovance Biotherapeutics, Inc.(a)	14,438	55,153
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	78,963
iTeos Therapeutics, Inc.(a)	2,020	20,321
Janux Therapeutics, Inc.(a)	958	6,150
KalVista Pharmaceuticals, Inc.(a)(b)	2,567	21,794
Karuna Therapeutics, Inc.(a)	2,175	362,377
Karyopharm Therapeutics, Inc.(a)	2,939	2,557
Keros Therapeutics, Inc.(a)	1,105	31,537
Kezar Life Sciences, Inc.(a)	2,971	2,142
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,991	30,363
Kodiak Sciences, Inc.(a)(b)	1,928	2,796
Krystal Biotech, Inc.(a)	1,376	160,813
Kura Oncology, Inc.(a)	3,414	28,848
Kymera Therapeutics, Inc.(a)(b)	2,658	31,019
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	1,896
Lyell Immunopharma, Inc.(a)(b)	11,179	18,501
MacroGenics, Inc.(a)	3,347	17,471
Madrigal Pharmaceuticals, Inc.(a)	838	110,096
MannKind Corp.(a)(b)	15,218	65,285
MeiraGTx Holdings PLC(a)	2,029	9,171
Merrimack Pharmaceuticals, Inc.(a)	53	648
Mersana Therapeutics, Inc.(a)	6,910	8,223
MiMedx Group, Inc.(a)	5,597	36,716
Mirati Therapeutics, Inc.(a)(b)	2,788	154,818
Mirum Pharmaceuticals, Inc.(a)(b)	1,260	34,562
Moderna, Inc.(a)	20,680	1,570,853
Monte Rosa Therapeutics, Inc.(a)(b)	998	3,393
Morphic Holding, Inc.(a)	2,051	40,917
Myriad Genetics, Inc.(a)	5,141	80,097
Natera, Inc.(a)(b)	6,292	248,345
Neurocrine Biosciences, Inc.(a)	6,030	668,968
Nkarta, Inc.(a)	2,544	5,164
Novavax, Inc.(a)(b)	4,770	31,768
Nurix Therapeutics, Inc.(a)	3,236	18,089
Nuvalent, Inc., Class A(a)(b)	1,542	80,323
Olema Pharmaceuticals, Inc.(a)	2,267	30,128
Organogenesis Holdings, Inc., Class A(a)	6,610	14,806
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	24,636
Outlook Therapeutics, Inc.(a)(b)	10,081	6,049
Ovid therapeutics, Inc.(a)	7,396	26,256
PepGen, Inc.(a)	1,713	8,771
PMV Pharmaceuticals, Inc.(a)	2,919	4,408
Point Biopharma Global, Inc.(a)	6,643	84,100
Precigen, Inc.(a)	5,740	6,486
Prime Medicine, Inc.(a)(b)	2,694	17,484
ProKidney Corp., Class A(a)	3,973	6,476
Protagonist Therapeutics, Inc.(a)	3,310	48,127
Prothena Corp. PLC(a)	2,491	90,822
PTC Therapeutics, Inc.(a)	4,623	86,681
Rallybio Corp.(a)	1,815	7,623
RAPT Therapeutics, Inc.(a)	2,050	26,957
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,184	48,492
Regeneron Pharmaceuticals, Inc.(a)	6,465	5,041,989
REGENXBIO, Inc.(a)	2,116	27,275
Relay Therapeutics, Inc.(a)	5,448	35,957
Replimune Group, Inc.(a)(b)	3,154	45,954
REVOLUTION Medicines, Inc.(a)(b)	6,263	124,007
Rhythm Pharmaceuticals, Inc.(a)(b)	3,753	86,732
Rigel Pharmaceuticals, Inc.(a)	11,055	8,925
Rocket Pharmaceuticals, Inc.(a)	3,412	61,757

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Roivant Sciences Ltd.(a)	21,814	$188,473
Sage Therapeutics, Inc.(a)(b)	3,162	59,224
Sana Biotechnology, Inc.(a)	5,009	14,827
Sangamo Therapeutics, Inc.(a)	6,311	3,977
Sarepta Therapeutics, Inc.(a)	5,540	372,897
Savara, Inc.(a)(b)	7,236	26,484
Scholar Rock Holding Corp.(a)	4,377	51,474
Seagen, Inc.(a)	8,688	1,848,893
Seres Therapeutics, Inc.(a)(b)	3,540	5,416
SpringWorks Therapeutics, Inc.(a)	4,138	94,760
Stoke Therapeutics, Inc.(a)(b)	1,062	4,046
Summit Therapeutics, Inc.(a)(b)	11,141	21,614
Sutro Biopharma, Inc.(a)	2,510	6,903
Syndax Pharmaceuticals, Inc.(a)	3,759	52,927
Tango Therapeutics, Inc.(a)	1,668	14,011
Tenaya Therapeutics, Inc.(a)	1,213	2,208
TG Therapeutics, Inc.(a)	8,484	65,581
Travere Therapeutics, Inc.(a)	5,719	37,059
Twist Bioscience Corp.(a)(b)	3,793	59,778
Tyra Biosciences, Inc.(a)	1,832	21,251
Ultragenyx Pharmaceutical, Inc.(a)	4,121	145,883
United Therapeutics Corp.(a)	2,835	631,808
UroGen Pharma Ltd.(a)	1,616	18,115
Vanda Pharmaceuticals, Inc.(a)(b)	2,945	12,899
Vaxcyte, Inc.(a)	5,906	284,079
Vera Therapeutics, Inc., Class A(a)	2,336	24,341
Veracyte, Inc.(a)	5,067	104,988
Vericel Corp.(a)	3,406	119,823
Vertex Pharmaceuticals, Inc.(a)	16,036	5,806,796
Verve Therapeutics, Inc.(a)(b)	3,190	38,408
Viking Therapeutics, Inc.(a)(b)	6,423	63,010
Vir Biotechnology, Inc.(a)	5,579	44,241
Viridian Therapeutics, Inc.(a)	2,902	36,275
Voyager Therapeutics, Inc.(a)	2,518	16,543
X4 Pharmaceuticals, Inc.(a)	13,369	10,702
Xencor, Inc.(a)	3,868	67,110
Y-mAbs Therapeutics, Inc.(a)	1,877	10,023
Zentalis Pharmaceuticals, Inc.(a)(b)	3,109	50,863
Zymeworks, Inc.(a)	3,388	23,784

		46,743,013

Broadline Retail — 3.1%
Amazon.com, Inc.(a)	562,608	74,877,499
Big Lots, Inc.	1,787	8,149
ContextLogic, Inc., Class A(a)(b)	1,206	4,727
Coupang, Inc., Class A(a)	68,818	1,169,906
Dillard’s, Inc., Class A	252	78,233
eBay, Inc.	32,955	1,292,825
Etsy, Inc.(a)	7,611	474,165
Kohl’s Corp.	6,451	145,470
Macy’s, Inc.	16,842	205,136
Nordstrom, Inc.	7,722	107,954
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,681	284,320
Savers Value Village, Inc.(a)	1,377	20,614

		78,668,998

Building Products — 0.6%
A O Smith Corp.	7,494	522,781
AAON, Inc.	4,153	226,255
Advanced Drainage Systems, Inc.	4,239	452,852
Allegion PLC	5,516	542,554
American Woodmark Corp.(a)	907	60,978
Apogee Enterprises, Inc.	1,427	61,247

Security	Shares	Value

Building Products (continued)
Armstrong World Industries, Inc.	2,644	$200,653
AZEK Co., Inc., Class A(a)	8,384	219,661
AZZ, Inc.	1,415	66,887
Builders FirstSource, Inc.(a)	8,021	870,439
Carlisle Cos., Inc.	3,113	790,982
Carrier Global Corp.	51,856	2,471,457
CSW Industrials, Inc.	854	151,380
Fortune Brands Innovations, Inc.	8,148	454,658
Gibraltar Industries, Inc.(a)	1,865	113,504
Griffon Corp.	2,530	101,048
Hayward Holdings, Inc.(a)	7,862	82,551
Insteel Industries, Inc.	1,232	34,385
Janus International Group, Inc.(a)	5,152	48,223
JELD-WEN Holding, Inc.(a)	6,029	68,309
Johnson Controls International PLC	42,772	2,096,683
Lennox International, Inc.	2,025	750,344
Masco Corp.	14,252	742,387
Masonite International Corp.(a)	1,365	108,026
Masterbrand, Inc.(a)	8,295	92,158
Owens Corning	5,464	619,454
PGT Innovations, Inc.(a)	3,833	114,760
Quanex Building Products Corp.	1,892	50,800
Resideo Technologies, Inc.(a)	9,442	136,720
Simpson Manufacturing Co., Inc.	2,694	358,787
Trane Technologies PLC	14,160	2,694,790
Trex Co., Inc.(a)	6,616	371,885
UFP Industries, Inc.	3,637	346,133
Zurn Elkay Water Solutions Corp.	9,531	252,190

		16,275,921

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	2,310	283,576
Ameriprise Financial, Inc.	6,548	2,059,804
Ares Management Corp., Class A	10,026	988,463
Artisan Partners Asset Management, Inc., Class A	3,613	119,229
AssetMark Financial Holdings, Inc.(a)	965	23,073
Avantax, Inc.(a)	2,865	73,946
B. Riley Financial, Inc.	1,480	53,591
Bank of New York Mellon Corp.	48,384	2,056,320
BGC Group, Inc., Class A	17,841	104,727
BlackRock, Inc.(c)	9,290	5,688,081
Blackstone, Inc., Class A	44,438	4,103,849
Blue Owl Capital, Inc., Class A	28,528	351,750
Brightsphere Investment Group, Inc.	3,261	51,067
Carlyle Group, Inc.	13,736	378,289
Cboe Global Markets, Inc.	6,515	1,067,743
Charles Schwab Corp.	92,532	4,815,365
CME Group, Inc., Class A	22,409	4,783,425
Cohen & Steers, Inc.	1,830	95,599
Coinbase Global, Inc., Class A(a)(b)	10,265	791,637
Diamond Hill Investment Group, Inc.	101	15,867
Donnelley Financial Solutions, Inc.(a)	1,458	79,359
Evercore, Inc., Class A	2,112	274,940
FactSet Research Systems, Inc.	2,372	1,024,443
Forge Global Holdings, Inc.(a)	10,642	27,031
Franklin Resources, Inc.	17,524	399,372
GCM Grosvenor, Inc., Class A	2,165	17,428
Goldman Sachs Group, Inc.	20,191	6,130,190
Hamilton Lane, Inc., Class A	2,385	200,626
Houlihan Lokey, Inc., Class A	3,056	307,189
Interactive Brokers Group, Inc., Class A	6,342	507,804
Intercontinental Exchange, Inc.	35,317	3,794,459
Invesco Ltd.	23,471	304,419

5

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	8,874	$204,723
Jefferies Financial Group, Inc.	12,104	389,507
KKR & Co., Inc.	40,390	2,237,606
Lazard Ltd., Class A	6,791	188,586
LPL Financial Holdings, Inc.	4,902	1,100,597
MarketAxess Holdings, Inc.	2,275	486,281
Moelis & Co., Class A	4,116	171,390
Moody’s Corp.	9,883	3,043,964
Morgan Stanley	75,224	5,327,364
Morningstar, Inc.	1,635	414,047
MSCI, Inc.	4,781	2,254,481
Nasdaq, Inc.	21,490	1,065,904
Northern Trust Corp.	12,944	853,139
Open Lending Corp.(a)(b)	5,715	34,233
P10, Inc., Class A	2,388	22,495
Patria Investments Ltd., Class A	4,257	54,873
Perella Weinberg Partners, Class A	3,888	38,141
Piper Sandler Cos	1,151	160,967
PJT Partners, Inc., Class A	1,652	129,451
Raymond James Financial, Inc.	11,697	1,116,362
Robinhood Markets, Inc., Class A(a)(b)	42,902	392,124
S&P Global, Inc.	20,008	6,988,995
Sculptor Capital Management, Inc.	904	11,436
SEI Investments Co.	6,181	331,672
State Street Corp.	19,920	1,287,430
StepStone Group, Inc., Class A	3,324	94,069
Stifel Financial Corp.	6,594	375,858
StoneX Group, Inc.(a)	1,163	110,857
T Rowe Price Group, Inc.	13,870	1,255,235
TPG, Inc., Class A	4,082	112,827
Tradeweb Markets, Inc., Class A	7,041	633,760
Victory Capital Holdings, Inc., Class A	2,170	63,928
Virtu Financial, Inc., Class A	5,659	104,635
Virtus Investment Partners, Inc.	369	67,981
WisdomTree, Inc.	8,155	50,561
XP, Inc., Class A	21,090	421,800

		72,569,940

Chemicals — 1.6%
AdvanSix, Inc.	1,773	48,846
Air Products and Chemicals, Inc.	13,819	3,903,038
Albemarle Corp.	7,259	920,296
American Vanguard Corp., Series 13A	1,236	11,569
Ashland, Inc.	3,046	233,415
Aspen Aerogels, Inc.(a)(b)	3,713	28,664
Avient Corp.	5,515	174,384
Axalta Coating Systems Ltd.(a)	13,507	354,289
Balchem Corp.	2,008	233,410
Cabot Corp.	3,476	231,085
Celanese Corp.	6,194	709,275
CF Industries Holdings, Inc.	12,345	984,884
Chase Corp.	398	50,570
Chemours Co.	9,206	221,957
Corteva, Inc.	44,319	2,133,517
Danimer Scientific, Inc., Class A(a)	6,007	8,590
Dow, Inc.	43,828	2,118,646
DuPont de Nemours, Inc.	28,778	2,097,341
Eastman Chemical Co.	7,063	527,818
Ecolab, Inc.	15,461	2,593,428
Ecovyst, Inc.(a)	5,243	48,236
Element Solutions, Inc.	14,301	260,707
FMC Corp.	7,630	405,916
FutureFuel Corp.	1,697	11,115

Security	Shares	Value

Chemicals (continued)
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	100,397	$137,544
Hawkins, Inc.	1,121	64,379
HB Fuller Co.	3,352	221,735
Huntsman Corp.	10,842	252,944
Ingevity Corp.(a)	2,428	97,800
Innospec, Inc.	1,590	155,820
International Flavors & Fragrances, Inc.	16,015	1,094,625
Intrepid Potash, Inc.(a)(b)	1,114	22,157
Koppers Holdings, Inc.	1,501	54,892
Kronos Worldwide, Inc.	777	5,361
Linde PLC	30,658	11,716,261
Livent Corp.(a)(b)	11,419	166,603
LSB Industries, Inc.(a)	3,652	33,270
LyondellBasell Industries NV, Class A	16,198	1,461,708
Mativ Holdings, Inc.	4,082	53,474
Minerals Technologies, Inc.	2,032	109,850
Mosaic Co.	21,068	684,289
NewMarket Corp.	374	180,324
Olin Corp.	8,367	357,438
Origin Materials, Inc., Class A(a)	7,098	7,016
Orion SA	3,373	68,472
Perimeter Solutions SA(a)	7,347	23,510
PPG Industries, Inc.	14,518	1,782,375
PureCycle Technologies, Inc.(a)(b)	6,987	31,092
Quaker Chemical Corp.	858	123,312
Rayonier Advanced Materials, Inc.(a)	5,464	15,135
RPM International, Inc.	7,968	727,239
Scotts Miracle-Gro Co.	2,518	111,900
Sensient Technologies Corp.	2,722	153,575
Sherwin-Williams Co.	14,852	3,537,895
Stepan Co.	1,403	104,944
Trinseo PLC	2,403	14,875
Tronox Holdings PLC	6,792	72,606
Westlake Corp.	2,070	238,795

		42,194,211

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	4,442	174,748
ACCO Brands Corp.	3,640	18,418
ACV Auctions, Inc., Class A(a)	7,474	99,628
Aris Water Solution, Inc., Class A	1,316	10,989
BrightView Holdings, Inc.(a)(b)	2,533	17,072
Brink’s Co.	2,649	177,112
Casella Waste Systems, Inc., Class A(a)	3,457	260,831
CECO Environmental Corp.(a)	2,391	38,686
Cimpress PLC(a)	966	57,641
Cintas Corp.	5,425	2,751,126
Clean Harbors, Inc.(a)	3,129	480,833
Copart, Inc.(a)	52,711	2,293,983
CoreCivic, Inc.(a)	8,030	101,981
Deluxe Corp.	2,249	38,345
Driven Brands Holdings, Inc.(a)	3,595	40,911
Ennis, Inc.	1,476	31,527
Enviri Corp.(a)	4,861	27,902
GEO Group, Inc.(a)	8,758	76,545
Healthcare Services Group, Inc.	5,673	53,894
HNI Corp.	2,472	85,754
Interface, Inc.	3,303	29,364
Li-Cycle Holdings Corp.(a)(b)	8,180	10,961
Liquidity Services, Inc.(a)	1,769	34,089
Matthews International Corp., Class A	2,063	73,113
MillerKnoll, Inc.	5,129	120,532
Montrose Environmental Group, Inc.(a)	1,946	44,992

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety, Inc.	2,318	$365,966
OPENLANE, Inc.(a)	7,187	96,521
Performant Financial Corp.(a)	12,291	28,638
Pitney Bowes, Inc.	4,309	13,918
Quad/Graphics, Inc., Class A(a)	1,629	7,966
RB Global, Inc.	11,153	729,406
Republic Services, Inc., Class A	12,794	1,899,781
Rollins, Inc.	15,995	601,572
SP Plus Corp.(a)	1,356	68,519
Steelcase, Inc., Class A	4,806	52,433
Stericycle, Inc.(a)	5,859	241,625
Tetra Tech, Inc.	3,242	489,250
UniFirst Corp.	954	156,866
Veralto Corp.(a)	13,779	950,751
Vestis Corp.	7,109	108,697
Viad Corp.(a)	1,234	29,900
VSE Corp.	682	36,692
Waste Management, Inc.	25,340	4,164,122

		17,193,600

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	5,274	34,650
Arista Networks, Inc.(a)	15,602	3,126,173
Aviat Networks, Inc.(a)	336	8,971
Calix, Inc.(a)	4,004	132,613
Cambium Networks Corp.(a)	644	3,207
Ciena Corp.(a)	9,307	392,756
Cisco Systems, Inc.	256,211	13,356,280
Clearfield, Inc.(a)	817	19,624
CommScope Holding Co., Inc.(a)	13,802	20,427
Comtech Telecommunications Corp.	1,632	19,910
Digi International, Inc.(a)(b)	2,062	51,921
DZS, Inc.(a)	990	1,257
Extreme Networks, Inc.(a)(b)	7,642	157,578
F5, Inc.(a)	3,615	547,998
Harmonic, Inc.(a)(b)	6,424	69,315
Infinera Corp.(a)(b)	11,106	32,541
Juniper Networks, Inc.	18,911	509,084
Lumentum Holdings, Inc.(a)(b)	4,472	175,347
Motorola Solutions, Inc.	10,284	2,863,683
NETGEAR, Inc.(a)	1,767	22,335
NetScout Systems, Inc.(a)	4,617	100,789
Ribbon Communications, Inc.(a)	4,557	8,567
Ubiquiti, Inc.	252	30,605
Viasat, Inc.(a)	7,239	133,487
Viavi Solutions, Inc.(a)	14,749	114,747

		21,933,865

Construction & Engineering — 0.2%
AECOM	8,279	633,758
Ameresco, Inc., Class A(a)(b)	1,722	45,030
API Group Corp.(a)	13,460	348,210
Arcosa, Inc.	3,111	214,877
Argan, Inc.	963	44,048
Bowman Consulting Group Ltd.(a)	812	21,575
Comfort Systems USA, Inc.	2,113	384,249
Concrete Pumping Holdings, Inc.(a)(b)	1,884	13,245
Construction Partners, Inc., Class A(a)	2,954	113,581
Dycom Industries, Inc.(a)(b)	1,865	158,861
EMCOR Group, Inc.	2,933	606,104
Eneti, Inc.	663	6,729
Fluor Corp.(a)	9,203	306,368
Granite Construction, Inc.	2,789	112,899

Security	Shares	Value

Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.(a)	4,898	$37,225
IES Holdings, Inc.(a)	367	22,838
Limbach Holdings, Inc.(a)	850	25,330
MasTec, Inc.(a)	3,885	230,924
MDU Resources Group, Inc.	12,061	224,455
MYR Group, Inc.(a)	942	109,112
Northwest Pipe Co.(a)	487	13,276
Primoris Services Corp.	3,014	90,601
Quanta Services, Inc.	8,941	1,494,220
Sterling Infrastructure, Inc.(a)	1,738	126,613
Tutor Perini Corp.(a)	1,983	14,297
Valmont Industries, Inc.	1,253	246,728
WillScot Mobile Mini Holdings Corp.(a)	12,097	476,743

		6,121,896

Construction Materials — 0.2%
Eagle Materials, Inc.	2,162	332,753
Knife River Corp.(a)	3,335	167,817
Martin Marietta Materials, Inc.	3,874	1,584,234
Summit Materials, Inc., Class A(a)(b)	7,815	257,114
U.S. Lime & Minerals, Inc.	114	22,571
Vulcan Materials Co.	8,300	1,630,867

		3,995,356

Consumer Finance — 0.5%
Ally Financial, Inc.	16,497	399,062
American Express Co.	36,945	5,395,078
Atlanticus Holdings Corp.(a)	526	15,391
Bread Financial Holdings, Inc.	2,726	73,684
Capital One Financial Corp.	23,558	2,386,190
Consumer Portfolio Services, Inc.(a)	1,875	17,344
Credit Acceptance Corp.(a)(b)	379	152,521
Discover Financial Services	15,495	1,271,830
Encore Capital Group, Inc.(a)(b)	1,672	63,001
Enova International, Inc.(a)(b)	2,095	83,549
FirstCash Holdings, Inc.	2,440	265,765

Green Dot Corp., Class A(a)	1,798	20,102
LendingClub Corp.(a)	7,657	39,740
LendingTree, Inc.(a)	601	7,951
Navient Corp.	6,130	97,528
Nelnet, Inc., Class A	903	76,583
NerdWallet, Inc., Class A(a)(b)	2,065	22,261
OneMain Holdings, Inc.	6,710	241,090
PRA Group, Inc.(a)	2,429	29,901
PROG Holdings, Inc.(a)	2,650	72,584
Regional Management Corp.	728	18,098
SLM Corp.	14,925	194,025
SoFi Technologies, Inc.(a)(b)	58,325	440,354
Synchrony Financial	26,229	735,723
Upstart Holdings, Inc.(a)(b)	4,483	107,726
World Acceptance Corp.(a)(b)	213	21,006

		12,248,087

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	26,815	581,885
Andersons, Inc.	2,210	110,787
BJ’s Wholesale Club Holdings, Inc.(a)	8,171	556,609
Casey’s General Stores, Inc.	2,273	618,051
Chefs’ Warehouse, Inc.(a)	2,601	49,497
Costco Wholesale Corp.	27,658	15,279,385
Dollar General Corp.	13,614	1,620,611
Dollar Tree, Inc.(a)	13,059	1,450,724
Grocery Outlet Holding Corp.(a)	6,304	174,432
HF Foods Group, Inc.(a)	1,854	7,490

7

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Ingles Markets, Inc., Class A	1,069	$85,755
Kroger Co.	40,498	1,837,394
Natural Grocers by Vitamin Cottage, Inc.	357	4,487
Performance Food Group Co.(a)	9,464	546,641
PriceSmart, Inc.	1,657	103,546
SpartanNash Co.	2,523	56,742
Sprouts Farmers Market, Inc.(a)(b)	6,331	266,029
Sysco Corp.	31,528	2,096,297
Target Corp.	28,590	3,167,486
U.S. Foods Holding Corp.(a)	13,836	538,774
United Natural Foods, Inc.(a)	3,544	51,672
Village Super Market, Inc., Class A	1,208	29,560
Walgreens Boots Alliance, Inc.	44,825	944,911
Walmart, Inc.	89,217	14,578,950
Weis Markets, Inc.	1,178	76,688

		44,834,403

Containers & Packaging — 0.3%
Amcor PLC	92,090	818,680
AptarGroup, Inc.	3,912	478,320
Ardagh Group SA, Class A(a)	1,250	7,569
Ardagh Metal Packaging SA	8,206	27,654
Avery Dennison Corp.	4,969	864,954
Ball Corp.	19,528	940,273
Berry Global Group, Inc.	7,590	417,450
Crown Holdings, Inc.	6,719	541,551
Graphic Packaging Holding Co.	19,826	426,457
Greif, Inc., Class A	1,857	117,920
Greif, Inc., Class B	150	9,609
International Paper Co.	21,865	737,506
Myers Industries, Inc.	2,006	33,641
O-I Glass, Inc.(a)	9,817	151,673
Packaging Corp. of America	5,437	832,133
Pactiv Evergreen, Inc.	2,722	23,464
Ranpak Holdings Corp., Class A(a)(b)	2,577	8,143
Sealed Air Corp.	9,053	278,742
Silgan Holdings, Inc.	5,029	201,462
Sonoco Products Co.	5,869	304,073
TriMas Corp.	2,253	54,545
Westrock Co.	16,195	581,886

		7,857,705

Distributors — 0.1%
Genuine Parts Co.	8,746	1,127,009
LKQ Corp.	16,613	729,643
Pool Corp.	2,387	753,743
Weyco Group, Inc.	929	26,867

		2,637,262

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	7,878
ADT, Inc.	14,416	81,595
Adtalem Global Education, Inc.(a)	2,748	142,346
Bright Horizons Family Solutions, Inc.(a)(b)	3,636	269,282
Carriage Services, Inc.	750	16,200
Chegg, Inc.(a)	7,981	60,097
Coursera, Inc.(a)	7,465	129,443
Duolingo, Inc., Class A(a)	1,833	267,710
European Wax Center, Inc., Class A(a)	2,320	34,266
Frontdoor, Inc.(a)	4,969	143,753
Graham Holdings Co., Class B	237	137,157
Grand Canyon Education, Inc.(a)	1,933	228,732
H&R Block, Inc.	9,248	379,630
Laureate Education, Inc., Class A	7,754	109,642

Security	Shares	Value

Diversified Consumer Services (continued)
Lincoln Educational Services Corp.(a)	3,193	$27,300
Mister Car Wash, Inc.(a)	4,380	22,776
Nerdy, Inc., Class A(a)	3,456	10,644
OneSpaWorld Holdings Ltd.(a)	4,480	46,950
Perdoceo Education Corp.	4,729	85,548
Rover Group, Inc., Class A(a)	6,057	39,068
Service Corp. International	9,110	495,766
Strategic Education, Inc.	1,286	105,851
Stride, Inc.(a)(b)	2,478	136,240
Udemy, Inc.(a)(b)	4,678	41,775
Universal Technical Institute, Inc.(a)	3,497	30,529
WW International, Inc.(a)(b)	2,679	20,950

		3,071,128

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	64,638
American Assets Trust, Inc.	2,957	52,487
Armada Hoffler Properties, Inc.	4,860	48,406
Broadstone Net Lease, Inc.	11,612	164,310
CTO Realty Growth, Inc.	1,428	23,119
Empire State Realty Trust, Inc., Class A	7,712	62,390
Essential Properties Realty Trust, Inc.	9,144	200,711
Gladstone Commercial Corp.	2,038	24,354
Global Net Lease, Inc.	11,666	92,628
One Liberty Properties, Inc.	1,518	27,931
Star Holdings(a)	701	8,026
WP Carey, Inc.	13,272	712,043

		1,481,043

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	1,444	44,028
AST SpaceMobile, Inc., Class A(a)(b)	4,773	15,799
AT&T, Inc.	446,093	6,869,832
ATN International, Inc.	370	11,451
Bandwidth, Inc., Class A(a)(b)	1,206	12,796
Charge Enterprises, Inc.(a)	6,537	1,864
Cogent Communications Holdings, Inc.	2,894	188,052
Consolidated Communications Holdings, Inc.(a)	4,659	19,428
EchoStar Corp., Class A(a)	2,032	28,164
ESC GCI Liberty, Inc. (d)	3,941	—
Frontier Communications Parent, Inc.(a)(b)	14,934	267,617
Globalstar, Inc.(a)(b)	47,986	67,660
IDT Corp., Class B(a)	1,059	29,705
Iridium Communications, Inc.	7,701	285,322
Liberty Latin America Ltd., Class A(a)	4,385	29,950
Liberty Latin America Ltd., Class C(a)(b)	7,372	50,498
Lumen Technologies, Inc.(a)	67,212	98,130
Ooma, Inc.(a)	719	7,844
Verizon Communications, Inc.	262,609	9,225,454

		17,253,594

Electric Utilities — 1.5%
ALLETE, Inc.	3,794	203,131
Alliant Energy Corp.	15,205	741,852
American Electric Power Co., Inc.	32,059	2,421,737
Avangrid, Inc.	4,309	128,710
Constellation Energy Corp.	20,404	2,304,020
Duke Energy Corp.	48,393	4,301,654
Edison International	23,676	1,493,009
Entergy Corp.	13,282	1,269,626
Evergy, Inc.	14,082	691,989
Eversource Energy	21,555	1,159,443
Exelon Corp.	62,311	2,426,390
FirstEnergy Corp.	34,279	1,220,332

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Genie Energy Ltd., Class B	1,945	$38,589
Hawaiian Electric Industries, Inc.	7,119	92,405
IDACORP, Inc.	3,073	291,044
MGE Energy, Inc.	2,196	157,299
NextEra Energy, Inc.	126,504	7,375,183
NRG Energy, Inc.	14,144	599,423
OGE Energy Corp.	12,559	429,518
Otter Tail Corp.	2,546	195,889
PG&E Corp.(a)	124,362	2,027,101
Pinnacle West Capital Corp.	7,063	523,933
PNM Resources, Inc.	5,519	233,233
Portland General Electric Co.	6,057	242,401
PPL Corp.	45,230	1,111,301
Southern Co.	68,422	4,604,801
Xcel Energy, Inc.	34,334	2,034,976

		38,318,989

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,961	317,623
Allied Motion Technologies, Inc.	976	26,938
AMETEK, Inc.	14,356	2,020,894
Array Technologies, Inc.(a)	9,308	161,308
Atkore, Inc.(a)(b)	2,492	309,706
Babcock & Wilcox Enterprises, Inc.(a)	2,924	7,690
Blink Charging Co.(a)(b)	2,352	5,598
Bloom Energy Corp., Class A(a)(b)	12,009	124,894
ChargePoint Holdings, Inc., Class A(a)	18,288	46,452
Eaton Corp. PLC	24,838	5,164,069
Emerson Electric Co.	35,619	3,169,022
Encore Wire Corp.	986	176,326
Energy Vault Holdings, Inc.(a)(b)	6,389	12,842
EnerSys	2,662	227,814
Enovix Corp.(a)(b)	9,039	80,537
Eos Energy Enterprises, Inc., Class A(a)(b)	7,915	13,930
ESS Tech, Inc.(a)(b)	6,406	7,687
Fluence Energy, Inc., Class A(a)(b)	2,273	39,368
FuelCell Energy, Inc.(a)(b)	31,425	34,253
Generac Holdings, Inc.(a)	3,756	315,767
GrafTech International Ltd.	9,922	34,231
Hubbell, Inc.	3,364	908,616
LSI Industries, Inc.	2,248	33,450
NEXTracker, Inc., Class A(a)	2,995	104,106
NuScale Power Corp., Class A(a)(b)	1,721	5,817
nVent Electric PLC	10,325	496,942
Plug Power, Inc.(a)(b)	31,835	187,508
Powell Industries, Inc.	750	57,488
Preformed Line Products Co.	83	11,234
Regal Rexnord Corp.	4,054	480,034
Rockwell Automation, Inc.	7,126	1,872,784
Sensata Technologies Holding PLC	9,360	298,397
SES AI Corp., Class A(a)	9,902	17,923
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	166,810
Stem, Inc.(a)(b)	8,334	28,169
SunPower Corp.(a)(b)	5,371	22,934
Sunrun, Inc.(a)(b)	13,791	133,083
Thermon Group Holdings, Inc.(a)	2,167	57,837
TPI Composites, Inc.(a)	2,227	5,144
Vertiv Holdings Co., Class A	21,277	835,548
Vicor Corp.(a)	1,278	49,510

		18,070,283

Electronic Equipment, Instruments & Components — 0.6%
908 Devices, Inc.(a)(b)	1,976	11,718

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Advanced Energy Industries, Inc.(b)	2,357	$205,672
Aeva Technologies, Inc.(a)	4,909	2,445
Akoustis Technologies, Inc.(a)(b)	1,380	700
Amphenol Corp., Class A	36,014	2,900,928
Arlo Technologies, Inc.(a)	4,365	37,059
Arrow Electronics, Inc.(a)	3,600	408,276
Avnet, Inc.	5,505	255,047
Badger Meter, Inc.	1,788	247,727
Bel Fuse, Inc., Class B	688	37,276
Belden, Inc.	2,491	176,612
Benchmark Electronics, Inc.	2,953	71,492
CDW Corp.	8,377	1,678,751
Cognex Corp.	11,038	397,258
Coherent Corp.(a)	7,242	214,363
Corning, Inc.	46,829	1,253,144
Crane NXT Co.	3,098	161,096
CTS Corp.	1,973	73,810
Daktronics, Inc.(a)	4,121	39,644
ePlus, Inc.(a)	1,893	118,312
Evolv Technologies Holdings, Inc.(a)	6,676	28,373
Fabrinet(a)	2,358	365,490
FARO Technologies, Inc.(a)	883	11,364
Insight Enterprises, Inc.(a)	1,855	265,821
IPG Photonics Corp.(a)	1,805	155,049
Itron, Inc.(a)	2,707	155,057
Jabil, Inc.	8,032	986,330
Keysight Technologies, Inc.(a)	11,120	1,357,196
Kimball Electronics, Inc.(a)	2,170	56,854
Knowles Corp.(a)	5,726	74,381
Lightwave Logic, Inc.(a)(b)	7,025	31,823
Littelfuse, Inc.	1,463	316,988
Luna Innovations, Inc.(a)(b)	2,595	14,740
Methode Electronics, Inc.	2,506	57,312
MicroVision, Inc.(a)(b)	9,988	18,877
Mirion Technologies, Inc., Class A(a)	13,907	96,375
Napco Security Technologies, Inc.	2,262	41,553
nLight, Inc.(a)	2,689	22,399
Novanta, Inc.(a)	2,219	293,041
OSI Systems, Inc.(a)	1,125	117,304
PAR Technology Corp.(a)(b)	1,911	55,782
PC Connection, Inc.	993	53,205
Plexus Corp.(a)	1,781	175,108
Rogers Corp.(a)	1,036	127,314
Sanmina Corp.(a)	3,539	180,029
ScanSource, Inc.(a)	945	28,728
SmartRent, Inc., Class A(a)	7,900	19,039
TD SYNNEX Corp.	2,822	258,721
Teledyne Technologies, Inc.(a)	2,896	1,084,813
Trimble, Inc.(a)	15,299	721,042
TTM Technologies, Inc.(a)	7,528	86,497
Vishay Intertechnology, Inc.	7,799	173,450
Vishay Precision Group, Inc.(a)	804	24,056
Vontier Corp.	9,338	276,031
Vuzix Corp.(a)(b)	2,953	9,597
Zebra Technologies Corp., Class A(a)	3,215	673,317

		16,704,386

Energy Equipment & Services — 0.6%
Archrock, Inc.	7,846	99,409
Atlas Energy Solutions, Inc.	492	8,959
Baker Hughes Co., Class A	63,814	2,196,478
Borr Drilling Ltd.(a)(b)	13,940	85,452
Bristow Group, Inc.(a)	1,094	28,597

9

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Cactus, Inc., Class A	3,908	$183,442
ChampionX Corp.	12,014	370,031
Core Laboratories, Inc.(b)	3,218	68,930
Diamond Offshore Drilling, Inc.(a)	6,633	82,316
DMC Global, Inc.(a)	948	17,965
Dril-Quip, Inc.(a)	2,080	45,053
Expro Group Holdings NV(a)	5,586	87,980
Forum Energy Technologies, Inc.(a)	1,122	24,426
Halliburton Co.	56,133	2,208,272
Helix Energy Solutions Group, Inc.(a)(b)	9,071	88,896
Helmerich & Payne, Inc.	6,046	239,240
Liberty Energy, Inc., Class A	11,212	220,876
Nabors Industries Ltd.(a)	626	61,123
Newpark Resources, Inc.(a)	2,693	18,636
Noble Corp. PLC	6,668	311,329
NOV, Inc.	24,363	486,285
Oceaneering International, Inc.(a)	6,547	143,969
Oil States International, Inc.(a)	1,169	8,487
Patterson-UTI Energy, Inc.	21,515	273,240
ProFrac Holding Corp., Class A(a)(b)	1,185	11,163
ProPetro Holding Corp.(a)	6,951	72,846
RPC, Inc.	4,947	41,159
Schlumberger NV	89,478	4,980,345
SEACOR Marine Holdings, Inc.(a)	1,945	26,958
Seadrill Ltd.(a)	3,193	126,187
Select Water Solutions, Inc., Class A	4,294	31,947
Solaris Oilfield Infrastructure, Inc., Class A	2,770	25,595
TechnipFMC PLC	27,985	602,237
TETRA Technologies, Inc.(a)	6,116	28,990
Tidewater, Inc.(a)	2,794	190,970
U.S. Silica Holdings, Inc.(a)	4,387	52,951
Valaris Ltd.(a)	3,807	251,414
Weatherford International PLC(a)	4,568	425,235

		14,227,388

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(a)(b)	3,802	40,605
Atlanta Braves Holdings, Inc., Class A	602	22,822
Atlanta Braves Holdings, Inc., Class C(a)	2,589	90,045
Cinemark Holdings, Inc.(a)(b)	6,744	111,209
Electronic Arts, Inc.	17,134	2,121,018
IMAX Corp.(a)	2,341	42,630
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,013	777,121
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	94,431
Lions Gate Entertainment Corp., Class A(a)	4,773	37,516
Lions Gate Entertainment Corp., Class B(a)	5,862	43,730
Live Nation Entertainment, Inc.(a)	9,866	789,477
Madison Square Garden Entertainment Corp.(a)	2,969	90,495
Madison Square Garden Sports Corp.(a)	1,142	192,016
Marcus Corp.	914	14,204
Netflix, Inc.(a)(b)	27,358	11,263,015
Playstudios, Inc., Class A(a)	4,630	13,103
Playtika Holding Corp.(a)	2,080	17,472
ROBLOX Corp., Class A(a)(b)	29,014	922,935
Roku, Inc., Class A(a)(b)	7,922	471,914
Sphere Entertainment Co., Class A(a)	1,765	58,086
Spotify Technology SA(a)	8,751	1,441,815
Take-Two Interactive Software, Inc.(a)(b)	10,310	1,378,962
TKO Group Holdings, Inc., Class A	2,716	222,658
Vivid Seats, Inc., Class A(a)(b)	2,759	16,223

Security	Shares	Value

Entertainment (continued)
Walt Disney Co.(a)	113,787	$9,283,881
Warner Bros Discovery, Inc.(a)(b)	136,125	1,353,082

		30,910,465

Financial Services — 4.1%
Affirm Holdings, Inc., Class A(a)(b)	13,131	231,237
Alerus Financial Corp.	1,174	20,322
A-Mark Precious Metals, Inc.	876	23,722
Apollo Global Management, Inc.	32,356	2,505,649
AvidXchange Holdings, Inc.(a)(b)	9,286	80,231
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	34,751
Berkshire Hathaway, Inc., Class B(a)	114,725	39,159,084
Block, Inc., Class A(a)	33,648	1,354,332
Cannae Holdings, Inc.(a)(b)	5,113	83,598
Cantaloupe, Inc.(a)	2,911	19,154
Cass Information Systems, Inc.	1,157	43,746
Compass Diversified Holdings	4,320	74,218
Enact Holdings, Inc.	1,946	53,632
Equitable Holdings, Inc.	22,590	600,216
Essent Group Ltd.	6,810	321,704
Euronet Worldwide, Inc.(a)	3,033	233,056
EVERTEC, Inc.	4,185	132,999
Federal Agricultural Mortgage Corp., Class C	582	86,462
Fidelity National Information Services, Inc.	36,926	1,813,436
Fiserv, Inc.(a)	37,877	4,308,509
FleetCor Technologies, Inc.(a)	4,439	999,530
Flywire Corp.(a)(b)	6,181	166,207
Global Payments, Inc.	16,267	1,727,881
I3 Verticals, Inc., Class A(a)	1,114	20,888
International Money Express, Inc.(a)	2,474	39,485
Jack Henry & Associates, Inc.	4,474	630,789
Jackson Financial, Inc., Class A	5,409	198,564
Marqeta, Inc., Class A(a)	29,185	150,886
Mastercard, Inc., Class A	52,471	19,747,461
Merchants Bancorp	607	18,143
MGIC Investment Corp.	17,365	292,427
Mr. Cooper Group, Inc.(a)	3,887	219,732
NCR Atleos Corp.(a)(b)	3,943	86,983
NewtekOne, Inc.	1,733	24,037
NMI Holdings, Inc., Class A(a)	5,784	158,192
Ocwen Financial Corp.(a)	1,190	28,608
Pagseguro Digital Ltd., Class A(a)	12,586	88,857
Payoneer Global, Inc.(a)	16,041	92,877
PayPal Holdings, Inc.(a)	70,044	3,628,279
Paysafe Ltd.(a)	1,495	14,531
PennyMac Financial Services, Inc.	1,461	98,179
Radian Group, Inc.	9,790	248,079
Remitly Global, Inc.(a)	8,097	218,052
Repay Holdings Corp., Class A(a)	5,002	29,962
Rocket Cos., Inc., Class A(a)	8,299	61,330
Shift4 Payments, Inc., Class A(a)	3,291	146,515
StoneCo Ltd., Class A(a)	18,850	186,898
TFS Financial Corp.	4,986	59,134
Toast, Inc., Class A(a)	22,994	367,674
UWM Holdings Corp., Class A	6,038	29,284
Visa, Inc., Class A	101,261	23,806,461
Voya Financial, Inc.	5,930	395,946
Walker & Dunlop, Inc.	1,979	128,239
Western Union Co.	19,708	222,503
WEX, Inc.(a)	2,646	440,506

		105,953,177

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.9%
Archer-Daniels-Midland Co.	33,249	$2,379,631
B&G Foods, Inc.	4,306	34,749
Benson Hill, Inc.(a)	11,400	1,756
Beyond Meat, Inc.(a)(b)	4,136	24,692
BRC, Inc., Class A(a)(b)	2,764	8,016
Bunge Ltd.	9,220	977,136
Calavo Growers, Inc.	1,112	28,178
Cal-Maine Foods, Inc.	2,254	102,129
Campbell Soup Co.	11,606	468,998
Conagra Brands, Inc.	29,768	814,452
Darling Ingredients, Inc.(a)	9,748	431,739
Dole PLC	5,443	62,159
Flowers Foods, Inc.	12,222	268,028
Fresh Del Monte Produce, Inc.	2,317	57,925
Freshpet, Inc.(a)	2,740	157,276
General Mills, Inc.	36,530	2,383,217
Hain Celestial Group, Inc.(a)(b)	6,528	72,134
Hershey Co.	9,153	1,714,815
Hormel Foods Corp.	17,872	581,734
Hostess Brands, Inc., Class A(a)	8,228	274,815
Ingredion, Inc.	4,008	375,069
J & J Snack Foods Corp.	863	135,154
J M Smucker Co.	6,062	690,098
John B Sanfilippo & Son, Inc.	672	68,719
Kellanova	16,120	813,576
Kraft Heinz Co.	49,764	1,565,575
Lamb Weston Holdings, Inc.	9,063	813,857
Lancaster Colony Corp.	1,204	203,681
McCormick & Co., Inc.	15,745	1,006,106
Mission Produce, Inc.(a)	1,882	17,710
Mondelez International, Inc., Class A	84,888	5,620,434
Pilgrim’s Pride Corp.(a)(b)	2,884	73,542
Post Holdings, Inc.(a)(b)	3,274	262,837
Seaboard Corp.	12	42,083
Seneca Foods Corp., Class A(a)	161	8,799
Simply Good Foods Co.(a)	5,858	218,445
Sovos Brands, Inc.(a)	2,778	60,310
SunOpta, Inc.(a)(b)	6,076	23,332
TreeHouse Foods, Inc.(a)(b)	3,444	143,580
Tyson Foods, Inc., Class A	17,636	817,429
Utz Brands, Inc., Class A	4,872	59,390
Vital Farms, Inc.(a)	3,080	34,065
Westrock Coffee Co.(a)	2,383	19,636
WK Kellogg Co.(a)	4,044	40,521

		23,957,527

Gas Utilities — 0.1%
Atmos Energy Corp.	9,046	973,892
Brookfield Infrastructure Corp., Class A	7,158	184,390
Chesapeake Utilities Corp.	1,026	90,914
National Fuel Gas Co.	5,623	286,492
New Jersey Resources Corp.	6,393	259,428
Northwest Natural Holding Co.	2,475	90,857
ONE Gas, Inc.	3,452	208,501
Southwest Gas Holdings, Inc.	3,757	220,198
Spire, Inc.	3,161	175,846
UGI Corp.	12,770	265,616

		2,756,134

Ground Transportation — 1.0%
ArcBest Corp.	1,534	167,022
Avis Budget Group, Inc.(a)	1,311	213,431
Covenant Logistics Group, Inc., Class A	878	34,668

Security	Shares	Value

Ground Transportation (continued)
CSX Corp.	125,010	$3,731,548
Daseke, Inc.(a)	1,895	8,414
FTAI Infrastructure, Inc.	7,753	23,724
Heartland Express, Inc.	3,436	40,064
Hertz Global Holdings, Inc.(a)(b)	8,951	75,457
JB Hunt Transport Services, Inc.	5,210	895,443
Knight-Swift Transportation Holdings, Inc.	9,826	480,393
Landstar System, Inc.	2,147	353,783
Lyft, Inc., Class A(a)	21,567	197,769
Marten Transport Ltd.	4,841	85,105
Norfolk Southern Corp.	14,139	2,697,580
Old Dominion Freight Line, Inc.	6,138	2,311,939
PAM Transportation Services, Inc.(a)	886	15,301
RXO, Inc.(a)	6,858	120,084
Ryder System, Inc.	2,646	258,091
Saia, Inc.(a)	1,692	606,565
Schneider National, Inc., Class B	3,106	78,675
TuSimple Holdings, Inc., Class A(a)(b)	10,700	11,449
Uber Technologies, Inc.(a)	120,773	5,227,055
U-Haul Holding Co.	6,069	286,517
U-Haul Holding Co.(a)	574	28,195
Union Pacific Corp.	38,098	7,909,526
Universal Logistics Holdings, Inc.	345	7,721
Werner Enterprises, Inc.	3,887	141,176
XPO, Inc.(a)(b)	7,218	547,196

		26,553,891

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	108,345	10,244,020
Accuray, Inc.(a)(b)	6,907	18,234
Align Technology, Inc.(a)	4,779	882,156
Alphatec Holdings, Inc.(a)	5,618	51,573
AngioDynamics, Inc.(a)	2,055	12,741
Artivion, Inc.(a)	2,287	29,136
AtriCure, Inc.(a)	3,211	111,229
Atrion Corp.	93	31,804
Avanos Medical, Inc.(a)	2,746	50,417
Axogen, Inc.(a)	2,915	10,960
Axonics, Inc.(a)	2,947	150,916
Baxter International, Inc.	31,751	1,029,685
Becton Dickinson & Co.	17,718	4,478,756
Boston Scientific Corp.(a)	89,612	4,587,238
Butterfly Network, Inc., Class A(a)(b)	9,583	8,116
Cerus Corp.(a)	10,433	14,606
CONMED Corp.	1,948	189,852
Cooper Cos., Inc.	3,050	950,837
Cutera, Inc.(a)	1,121	3,486
DENTSPLY SIRONA, Inc.	13,056	397,033
Dexcom, Inc.(a)	24,081	2,139,115
Edwards Lifesciences Corp.(a)	37,550	2,392,686
Embecta Corp.	3,199	48,369
Enovis Corp.(a)	3,332	152,939
Envista Holdings Corp.(a)(b)	10,236	238,192
GE HealthCare Technologies, Inc.(a)	24,289	1,616,919
Glaukos Corp.(a)	3,038	207,192
Globus Medical, Inc., Class A(a)	7,159	327,238
Haemonetics Corp.(a)	2,969	253,048
Hologic, Inc.(a)	15,300	1,012,401
ICU Medical, Inc.(a)	1,216	119,241
IDEXX Laboratories, Inc.(a)(b)	5,123	2,046,485
Inari Medical, Inc.(a)	3,207	194,697
Inmode Ltd.(a)(b)	4,808	91,833
Inogen, Inc.(a)	1,013	4,528

11

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inspire Medical Systems, Inc.(a)	1,783	$262,386
Insulet Corp.(a)	4,392	582,247
Integer Holdings Corp.(a)	1,962	159,256
Integra LifeSciences Holdings Corp.(a)	4,290	154,268
Intuitive Surgical, Inc.(a)	21,789	5,713,512
iRadimed Corp.	665	27,092
iRhythm Technologies, Inc.(a)(b)	1,872	146,989
Lantheus Holdings, Inc.(a)(b)	4,236	273,646
LeMaitre Vascular, Inc.	1,369	66,506
LivaNova PLC(a)	3,277	160,737
Masimo Corp.(a)	2,613	211,993
Medtronic PLC	83,079	5,862,054
Merit Medical Systems, Inc.(a)	3,518	241,827
Nano-X Imaging Ltd.(a)(b)	2,926	14,776
Neogen Corp.(a)	13,041	194,180
Nevro Corp.(a)	2,489	35,916
Novocure Ltd.(a)	6,754	89,828
Omnicell, Inc.(a)	2,769	98,410
OraSure Technologies, Inc.(a)	4,522	23,334
Orthofix Medical, Inc.(a)	1,626	17,951
OrthoPediatrics Corp.(a)	1,412	34,537
Outset Medical, Inc.(a)	2,818	9,976
Paragon 28, Inc.(a)(b)	2,936	25,338
Penumbra, Inc.(a)	2,229	426,073
PROCEPT BioRobotics Corp.(a)(b)	2,503	67,055
Pulmonx Corp.(a)	2,572	22,608
QuidelOrtho Corp.(a)	3,388	206,939
ResMed, Inc.	9,105	1,285,808
RxSight, Inc.(a)	1,911	42,310
Shockwave Medical, Inc.(a)	2,214	456,660
SI-BONE, Inc.(a)	2,624	44,634
Silk Road Medical, Inc.(a)	2,576	19,346
STAAR Surgical Co.(a)(b)	3,016	126,129
STERIS PLC	6,215	1,305,026
Stryker Corp.	22,188	5,995,641
Surmodics, Inc.(a)	823	24,246
Tactile Systems Technology, Inc.(a)	1,111	12,132
Tandem Diabetes Care, Inc.(a)	4,223	73,058
Teleflex, Inc.	2,870	530,232
TransMedics Group, Inc.(a)(b)	1,883	70,575
Treace Medical Concepts, Inc.(a)	3,386	33,962
UFP Technologies, Inc.(a)	514	80,143
Utah Medical Products, Inc.	90	7,157
Varex Imaging Corp.(a)	2,011	36,299
Vicarious Surgical, Inc., Class A(a)	7,131	2,942
Zimmer Biomet Holdings, Inc.	13,107	1,368,502
Zimvie, Inc.(a)	1,143	8,070
Zynex, Inc.(a)	2,679	23,789

		60,773,773

Health Care Providers & Services — 2.9%
23andMe Holding Co., Class A(a)	12,498	10,587
Acadia Healthcare Co., Inc.(a)	5,408	397,542
Accolade, Inc.(a)	4,551	29,582
AdaptHealth Corp.(a)	6,768	49,609
Addus HomeCare Corp.(a)	862	68,012
Agiliti, Inc.(a)	1,187	6,683
agilon health, Inc.(a)(b)	17,802	320,436
Alignment Healthcare, Inc.(a)	5,964	41,032
Amedisys, Inc.(a)	1,965	179,778
AMN Healthcare Services, Inc.(a)	2,547	193,215
Apollo Medical Holdings, Inc.(a)	2,670	83,331
Aveanna Healthcare Holdings, Inc.(a)	1,972	2,721

Security	Shares	Value

Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.(a)(b)	14,257	$55,745
Cano Health, Inc., Class A(a)	10,355	1,362
Cardinal Health, Inc.	15,758	1,433,978
CareMax, Inc., Class A(a)	4,295	8,590
Castle Biosciences, Inc.(a)	1,921	30,006
Cencora, Inc.	10,056	1,861,868
Centene Corp.(a)	33,536	2,313,313
Chemed Corp.	916	515,387
Cigna Group	18,208	5,629,914
Community Health Systems, Inc.(a)	6,300	13,482
CorVel Corp.(a)	587	113,843
Cross Country Healthcare, Inc.(a)	2,722	63,042
CVS Health Corp.	79,980	5,519,420
DaVita, Inc.(a)	3,313	255,863
DocGo, Inc.(a)	4,887	29,029
Elevance Health, Inc.	14,785	6,654,581
Encompass Health Corp.	6,145	384,431
Enhabit, Inc.(a)	3,056	22,523
Ensign Group, Inc.	3,257	314,626
Fulgent Genetics, Inc.(a)	1,533	36,700
Guardant Health, Inc.(a)	7,188	186,025
HCA Healthcare, Inc.	12,763	2,886,225
HealthEquity, Inc.(a)	5,146	368,865
Henry Schein, Inc.(a)	8,036	522,179
Hims & Hers Health, Inc., Class A(a)	8,208	49,084
Humana, Inc.	7,778	4,073,261
Innovage Holding Corp.(a)	978	5,311
Invitae Corp.(a)(b)	19,431	11,769
Joint Corp.(a)	820	6,404
Laboratory Corp. of America Holdings	5,596	1,117,689
LifeStance Health Group, Inc.(a)(b)	6,871	40,058
McKesson Corp.	8,463	3,853,712
ModivCare, Inc.(a)	878	37,087
Molina Healthcare, Inc.(a)	3,606	1,200,618
National HealthCare Corp.	1,106	74,500
National Research Corp.	1,109	46,866
NeoGenomics, Inc.(a)(b)	8,616	120,796
OPKO Health, Inc.(a)	22,404	28,005
Option Care Health, Inc.(a)	10,313	285,980
Owens & Minor, Inc.(a)	4,320	61,906
Patterson Cos., Inc.	5,305	161,590
Pediatrix Medical Group, Inc.(a)	5,332	61,105
Pennant Group, Inc.(a)	1,158	12,587
PetIQ, Inc., Class A(a)	1,413	26,522
Premier, Inc., Class A	7,029	135,097
Privia Health Group, Inc.(a)	6,273	131,859
Progyny, Inc.(a)(b)	5,002	154,362
Quest Diagnostics, Inc.	7,072	920,067
R1 RCM, Inc.(a)	9,585	113,007
RadNet, Inc.(a)	3,480	93,821
Select Medical Holdings Corp.	6,381	145,040
Surgery Partners, Inc.(a)(b)	4,295	99,343
Tenet Healthcare Corp.(a)	6,150	330,255
U.S. Physical Therapy, Inc.	849	71,409
UnitedHealth Group, Inc.	58,120	31,126,747
Universal Health Services, Inc., Class B	3,704	466,297

		75,665,679

Health Care REITs — 0.2%
CareTrust REIT, Inc.	6,801	146,358
Community Healthcare Trust, Inc.	1,398	40,081
Diversified Healthcare Trust	14,315	29,632
Global Medical REIT, Inc.	3,155	27,322

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care REITs (continued)
Healthcare Realty Trust, Inc.	22,644	$324,941
Healthpeak Properties, Inc.	33,537	521,500
LTC Properties, Inc.	2,807	88,729
Medical Properties Trust, Inc.	37,105	177,362
National Health Investors, Inc.	2,865	143,365
Omega Healthcare Investors, Inc.	14,916	493,720
Physicians Realty Trust	14,761	160,304
Sabra Health Care REIT, Inc.	13,051	178,016
Universal Health Realty Income Trust	517	19,873
Ventas, Inc.	25,019	1,062,307
Welltower, Inc.	30,888	2,582,546

		5,996,056

Health Care Technology — 0.1%
American Well Corp., Class A(a)	14,687	17,184
Certara, Inc.(a)	7,090	86,427
Computer Programs and Systems, Inc.(a)	440	6,200
Definitive Healthcare Corp., Class A(a)	2,101	12,102
Doximity, Inc., Class A(a)	7,959	162,602
Evolent Health, Inc., Class A(a)(b)	7,059	172,451
Health Catalyst, Inc.(a)	2,795	20,934
HealthStream, Inc.	1,619	41,123
Multiplan Corp., Class A(a)(b)	23,893	40,379
NextGen Healthcare, Inc.(a)	3,477	83,170
OptimizeRx Corp.(a)	814	6,561
Phreesia, Inc.(a)	3,516	48,028
Schrodinger, Inc.(a)	3,581	77,708
Sharecare, Inc., Class A(a)	16,795	17,635
Simulations Plus, Inc.	1,116	39,361
Teladoc Health, Inc.(a)(b)	10,028	165,863
Veeva Systems, Inc., Class A(a)	9,025	1,739,208
Veradigm, Inc.(a)	7,214	95,153

		2,832,089

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	13,033	204,357
Braemar Hotels & Resorts, Inc.	3,646	9,552
Chatham Lodging Trust	2,016	18,648
DiamondRock Hospitality Co.	11,505	88,934
Hersha Hospitality Trust, Class A	1,122	11,130
Host Hotels & Resorts, Inc.	45,004	696,662
Park Hotels & Resorts, Inc.	14,578	168,084
Pebblebrook Hotel Trust(b)	7,963	94,999
RLJ Lodging Trust	11,744	110,394
Ryman Hospitality Properties, Inc.	3,591	307,390
Service Properties Trust	8,692	63,017
Summit Hotel Properties, Inc.	5,580	31,471
Sunstone Hotel Investors, Inc.	14,339	133,353
Xenia Hotels & Resorts, Inc.	7,531	87,585

		2,025,576

Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A(a)(b)	4,065	40,040
Airbnb, Inc., Class A(a)(b)	25,249	2,986,704
Aramark	14,219	382,918
Bally’s Corp.(a)	3,342	30,479
Biglari Holdings, Inc., Class B(a)	32	4,729
BJ’s Restaurants, Inc.(a)	1,084	27,880
Bloomin’ Brands, Inc.	5,912	137,986
Bluegreen Vacations Holding Corp.	764	25,602
Booking Holdings, Inc.(a)	2,313	6,452,252
Bowlero Corp., Class A(a)(b)	2,290	23,106
Boyd Gaming Corp.	4,500	248,625

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.(a)	2,824	$95,790
Caesars Entertainment, Inc.(a)	12,701	506,643
Carnival Corp.(a)(b)	62,653	718,003
Carrols Restaurant Group, Inc.(a)	4,866	27,979
Cava Group, Inc.(a)(b)	995	31,432
Century Casinos, Inc.(a)	1,395	6,110
Cheesecake Factory, Inc.	3,485	108,279
Chipotle Mexican Grill, Inc.(a)	1,707	3,315,335
Choice Hotels International, Inc.	1,804	199,342
Churchill Downs, Inc.	4,425	486,042
Chuy’s Holdings, Inc.(a)	1,136	38,238
Cracker Barrel Old Country Store, Inc.	1,446	95,957
Darden Restaurants, Inc.	7,614	1,108,065
Dave & Buster’s Entertainment, Inc.(a)	2,569	89,761
Denny’s Corp.(a)(b)	3,384	29,170
Dine Brands Global, Inc.	887	43,720
Domino’s Pizza, Inc.	2,229	755,609
DoorDash, Inc., Class A(a)	18,811	1,409,884
DraftKings, Inc., Class A(a)	26,322	727,014
El Pollo Loco Holdings, Inc.(a)	399	3,332
Everi Holdings, Inc.(a)	5,012	54,079
Expedia Group, Inc.(a)	9,020	859,516
First Watch Restaurant Group, Inc.(a)(b)	1,553	25,951
Full House Resorts, Inc.(a)	2,239	8,396
Global Business Travel Group I(a)	4,930	24,305
Golden Entertainment, Inc.	1,082	33,931
Hilton Grand Vacations, Inc.(a)	4,987	179,283
Hilton Worldwide Holdings, Inc.	16,003	2,424,935
Hyatt Hotels Corp., Class A	2,928	299,944
Inspired Entertainment, Inc.(a)	902	9,002
International Game Technology PLC	7,143	181,575
Jack in the Box, Inc.	1,529	96,602
Krispy Kreme, Inc.	6,214	80,347
Kura Sushi USA, Inc., Class A(a)	372	21,256
Las Vegas Sands Corp.	20,386	967,520
Life Time Group Holdings, Inc.(a)	2,249	26,583
Light & Wonder, Inc., Class A(a)	5,727	418,701
Lindblad Expeditions Holdings, Inc.(a)	2,077	12,919
Marriott International, Inc., Class A	15,426	2,908,727
Marriott Vacations Worldwide Corp.	2,247	201,915
McDonald’s Corp.	45,568	11,946,563
MGM Resorts International	18,293	638,792
Monarch Casino & Resort, Inc.	999	60,130
Mondee Holdings, Inc., Class A(a)(b)	3,139	11,583
Noodles & Co., Class A(a)	1,836	3,911
Norwegian Cruise Line Holdings Ltd.(a)	26,269	357,258
ONE Group Hospitality, Inc.(a)	2,463	10,862
Papa John’s International, Inc.	2,240	145,645
Penn Entertainment, Inc.(a)	9,126	180,056
Planet Fitness, Inc., Class A(a)	5,262	290,831
PlayAGS, Inc.(a)	3,708	26,475
Portillo’s, Inc., Class A(a)	3,505	52,400
Potbelly Corp.(a)	3,051	26,849
RCI Hospitality Holdings, Inc.	626	34,123
Red Rock Resorts, Inc., Class A	2,668	105,519
Royal Caribbean Cruises Ltd.(a)	14,629	1,239,515
Rush Street Interactive, Inc., Class A(a)	2,591	9,250
Sabre Corp.(a)	21,234	74,319
SeaWorld Entertainment, Inc.(a)	2,064	88,917
Shake Shack, Inc., Class A(a)	2,297	128,724
Six Flags Entertainment Corp.(a)	4,559	90,724
Starbucks Corp.	70,383	6,492,128

13

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Super Group SGHC Ltd.(b)	8,184	$31,345
Sweetgreen, Inc., Class A(a)	5,522	57,042
Target Hospitality Corp.(a)	2,076	28,503
Texas Roadhouse, Inc.	4,216	428,093
Travel & Leisure Co.	4,909	167,053
Vail Resorts, Inc.	2,437	517,253
Wendy’s Co.	10,460	198,949
Wingstop, Inc.	1,900	347,263
Wyndham Hotels & Resorts, Inc.	5,228	378,507
Wynn Resorts Ltd.	6,579	577,505
Xponential Fitness, Inc., Class A(a)(b)	1,307	18,651
Yum! Brands, Inc.	17,357	2,097,767

		55,854,018

Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	2,424	58,637
Cavco Industries, Inc.(a)	513	127,999
Century Communities, Inc.	1,627	100,061
Cricut, Inc., Class A(b)	2,865	24,438
D.R. Horton, Inc.	19,234	2,008,030
Dream Finders Homes, Inc., Class A(a)(b)	1,622	31,937
Ethan Allen Interiors, Inc.	1,903	49,973
Garmin Ltd.	9,736	998,232
GoPro, Inc., Class A(a)	8,298	20,828
Green Brick Partners, Inc.(a)	1,939	75,039
Helen of Troy Ltd.(a)(b)	1,416	139,221
Hovnanian Enterprises, Inc., Class A(a)	259	17,995
Installed Building Products, Inc.	1,495	166,947
iRobot Corp.(a)	1,749	57,595
KB Home	4,712	208,270
La-Z-Boy, Inc.	2,410	70,468
Legacy Housing Corp.(a)	148	2,739
Leggett & Platt, Inc.	8,651	202,693
Lennar Corp., B Shares	1,295	127,700
Lennar Corp., Class A	15,122	1,613,215
LGI Homes, Inc.(a)	1,213	114,641
Lovesac Co.(a)	653	10,748
M/I Homes, Inc.(a)	1,521	124,828
MDC Holdings, Inc.	3,675	139,466
Meritage Homes Corp.	2,118	241,494
Mohawk Industries, Inc.(a)	3,384	272,006
Newell Brands, Inc.	23,980	161,146
NVR, Inc.(a)	183	990,509
PulteGroup, Inc.	13,503	993,686
Purple Innovation, Inc.	3,669	3,559
Skyline Champion Corp.(a)	3,500	205,205
Snap One Holdings Corp.(a)	1,999	14,973
Sonos, Inc.(a)	7,986	86,089
Taylor Morrison Home Corp.(a)	6,652	254,905
Tempur Sealy International, Inc.	10,610	423,657
Toll Brothers, Inc.	6,886	486,909
TopBuild Corp.(a)	1,946	445,167
Traeger, Inc.(a)(b)	1,304	3,430
Tri Pointe Homes, Inc.(a)	6,084	152,465
Vizio Holding Corp., Class A(a)	4,238	21,571
Whirlpool Corp.	3,376	352,995

		11,601,466

Household Products — 1.2%
Central Garden & Pet Co.(a)(b)	682	29,756
Central Garden & Pet Co., Class A(a)	2,523	100,138
Church & Dwight Co., Inc.	15,029	1,366,737
Clorox Co.	7,771	914,647

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	51,262	$3,850,801
Energizer Holdings, Inc.	4,687	148,015
Kimberly-Clark Corp.	21,002	2,512,679
Oil-Dri Corp. of America	477	27,323
Procter & Gamble Co.	147,233	22,089,367
Reynolds Consumer Products, Inc.	3,870	98,414
Spectrum Brands Holdings, Inc.	2,456	184,986
WD-40 Co.	832	175,885

		31,498,748

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	41,479	618,037
Altus Power, Inc., Class A(a)	6,825	36,241
Brookfield Renewable Corp., Class A	8,600	195,736
Clearway Energy, Inc., Class A	3,272	66,651
Clearway Energy, Inc., Class C	4,140	89,879
Montauk Renewables, Inc.(a)(b)	3,696	37,182
Ormat Technologies, Inc.	3,182	195,820
Sunnova Energy International, Inc.(a)(b)	6,377	58,222
Vistra Corp.	23,247	760,642

		2,058,410

Industrial Conglomerates — 0.7%
3M Co.	34,320	3,121,404
Brookfield Business Corp., Class A	1,503	21,373
General Electric Co.	67,632	7,346,864
Honeywell International, Inc.	41,612	7,625,815

		18,115,456

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	16,926	443,800
EastGroup Properties, Inc.	2,704	441,428
First Industrial Realty Trust, Inc.	7,974	337,300
Innovative Industrial Properties, Inc.	1,807	129,797
LXP Industrial Trust	18,394	145,496
Plymouth Industrial REIT, Inc.	4,122	82,193
Prologis, Inc.	57,645	5,807,734
Rexford Industrial Realty, Inc.	12,562	543,181
STAG Industrial, Inc.	10,769	357,746
Terreno Realty Corp.	5,012	267,039

		8,555,714

Insurance — 2.4%
Aflac, Inc.	37,964	2,965,368
Allstate Corp.	16,320	2,091,082
Ambac Financial Group, Inc.(a)	2,001	24,272
American Equity Investment Life Holding Co.(a)	4,993	264,429
American Financial Group, Inc.	4,481	490,042
American International Group, Inc.	45,333	2,779,366
AMERISAFE, Inc.	1,410	71,868
Aon PLC, Class A	12,677	3,922,264
Arch Capital Group Ltd.(a)	22,211	1,925,249
Argo Group International Holdings Ltd.	2,322	69,288
Arthur J Gallagher & Co.	13,229	3,115,297
Assurant, Inc.	3,194	475,587
Assured Guaranty Ltd.	3,483	217,339
Axis Capital Holdings Ltd.	5,100	291,210
Brighthouse Financial, Inc.(a)	4,515	204,529
Brown & Brown, Inc.	14,909	1,034,983
BRP Group, Inc., Class A(a)(b)	4,318	90,376
Chubb Ltd.	25,893	5,557,156
Cincinnati Financial Corp.	9,542	951,051
CNA Financial Corp.	1,699	68,640
CNO Financial Group, Inc.	7,685	178,138
Crawford & Co., Class A	411	3,761

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
eHealth, Inc.(a)	1,290	$11,068
Employers Holdings, Inc.	798	30,324
Enstar Group Ltd.(a)	780	184,837
Everest Group Ltd.	2,676	1,058,679
F&G Annuities & Life, Inc.	1,150	35,294
Fidelity National Financial, Inc.	16,187	632,750
First American Financial Corp.	6,362	327,261
Genworth Financial, Inc., Class A(a)	14,965	89,640
Globe Life, Inc.	5,736	667,441
Goosehead Insurance, Inc., Class A(a)(b)	1,246	80,828
Greenlight Capital Re Ltd., Class A(a)(b)	1,310	14,607
Hanover Insurance Group, Inc.	2,331	273,217
Hartford Financial Services Group, Inc.	19,558	1,436,535
HCI Group, Inc.	444	26,183
Hippo Holdings, Inc.(a)	930	6,696
Horace Mann Educators Corp.	1,576	50,006
Investors Title Co.	51	7,334
Kemper Corp.	4,044	161,275
Kinsale Capital Group, Inc.	1,353	451,780
Lemonade, Inc.(a)(b)	3,392	37,108
Lincoln National Corp.	11,067	240,929
Loews Corp.	11,912	762,487
Markel Group, Inc.(a)	823	1,210,238
Marsh & McLennan Cos., Inc.	31,053	5,889,201
MBIA, Inc.(a)(b)	2,769	19,051
Mercury General Corp.	2,282	70,468
MetLife, Inc.	40,731	2,444,267
National Western Life Group, Inc., Class A	166	79,497
Old Republic International Corp.	16,755	458,752
Oscar Health, Inc., Class A(a)	8,387	42,941
Palomar Holdings, Inc.(a)	1,645	82,382
Primerica, Inc.	2,370	453,049
Principal Financial Group, Inc.	15,189	1,027,992
ProAssurance Corp.	1,792	30,464
Progressive Corp.	36,529	5,774,870
Prudential Financial, Inc.	23,066	2,109,155
Reinsurance Group of America, Inc.	4,060	606,848
RenaissanceRe Holdings Ltd.	3,143	690,171
RLI Corp.	2,496	332,567
Ryan Specialty Holdings, Inc., Class A(a)(b)	5,967	257,774
Safety Insurance Group, Inc.	657	49,387
Selective Insurance Group, Inc.	3,832	398,950
Selectquote, Inc.(a)(b)	8,469	11,179
SiriusPoint Ltd.(a)	6,850	67,473
Skyward Specialty Insurance Group, Inc.(a)	1,664	46,842
Stewart Information Services Corp.	1,098	47,950
Tiptree, Inc.	1,651	24,947
Travelers Cos., Inc.	14,485	2,425,368
Trupanion, Inc.(a)(b)	2,521	51,933
United Fire Group, Inc.	1,438	28,961
Universal Insurance Holdings, Inc.	1,090	17,069
Unum Group	12,401	606,409
W.R. Berkley Corp.	12,589	848,750
White Mountains Insurance Group Ltd.(b)	161	230,351
Willis Towers Watson PLC	6,560	1,547,438

		61,360,268

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(a)	371,231	46,062,342
Alphabet, Inc., Class C(a)	317,633	39,799,415
Bumble, Inc., Class A(a)	6,338	85,183
Cargurus, Inc., Class A(a)	6,510	112,167

Security	Shares	Value

Interactive Media & Services (continued)
Cars.com, Inc.(a)	4,460	$67,926
DHI Group, Inc.(a)(b)	4,676	12,812
Eventbrite, Inc., Class A(a)	4,028	33,352
EverQuote, Inc., Class A(a)	1,224	10,514
fuboTV, Inc.(a)(b)	12,757	30,872
IAC, Inc.(a)	4,522	192,411
Match Group, Inc.(a)	17,107	591,902
MediaAlpha, Inc., Class A(a)(b)	1,139	11,709
Meta Platforms, Inc., Class A(a)	138,129	41,614,124
Nextdoor Holdings, Inc., Class A(a)	10,985	19,993
Outbrain, Inc.(a)	4,466	19,070
Pinterest, Inc., Class A(a)	37,334	1,115,540
QuinStreet, Inc.(a)	3,046	34,450
Shutterstock, Inc.	1,408	57,277
TripAdvisor, Inc.(a)	7,461	110,124
TrueCar, Inc.(a)	5,805	10,623
Vimeo, Inc.(a)	7,862	24,215
Yelp, Inc.(a)	4,499	189,813
Ziff Davis, Inc.(a)	3,041	183,859
ZipRecruiter, Inc., Class A(a)	5,115	54,475
ZoomInfo Technologies, Inc., CLass A(a)	20,001	259,213

		130,703,381

IT Services — 1.4%
Accenture PLC, Class A	39,509	11,737,729
Akamai Technologies, Inc.(a)	9,528	984,528
Amdocs Ltd.	7,348	589,016
BigCommerce Holdings, Inc., Series-1(a)	4,449	39,552
Brightcove, Inc.(a)	2,245	6,915
Cloudflare, Inc., Class A(a)(b)	18,063	1,023,991
Cognizant Technology Solutions Corp., Class A	31,734	2,045,891
DigitalOcean Holdings, Inc.(a)	3,889	79,569
DXC Technology Co.(a)	13,003	262,271
EPAM Systems, Inc.(a)	3,527	767,369
Fastly, Inc., Class A(a)(b)	7,006	102,778
Gartner, Inc.(a)	4,776	1,585,823
Globant SA(a)(b)	2,515	428,279
GoDaddy, Inc., Class A(a)	9,754	714,285
Grid Dynamics Holdings, Inc., Class A(a)(b)	3,516	35,652
Hackett Group, Inc.	1,720	38,339
Information Services Group, Inc.	4,090	16,605
International Business Machines Corp.	56,790	8,214,106
Kyndryl Holdings, Inc.(a)	14,774	216,144
MongoDB, Inc., Class A(a)	4,077	1,404,893
Okta, Inc., Class A(a)	9,485	639,384
Perficient, Inc.(a)	2,180	126,854
Rackspace Technology, Inc.(a)(b)	2,884	3,518
Snowflake, Inc., Class A(a)	19,268	2,796,365
Squarespace, Inc., Class A(a)	2,925	83,099
Thoughtworks Holding, Inc.(a)(b)	4,953	16,791
Tucows, Inc., Class A(a)(b)	474	8,006
Twilio, Inc., Class A(a)	10,717	549,353
Unisys Corp.(a)	3,469	9,644
VeriSign, Inc.(a)	5,624	1,122,888

		35,649,637

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	90,505
AMMO, Inc.(a)(b)	3,293	9,582
Brunswick Corp.	4,522	314,143
Clarus Corp.(b)	1,492	8,639
Funko, Inc., Class A(a)	2,563	19,761
Hasbro, Inc.	8,371	377,950

15

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Johnson Outdoors, Inc., Class A	138	$6,562
Latham Group, Inc.(a)	2,161	4,949
Malibu Boats, Inc., Class A(a)	1,332	58,102
MasterCraft Boat Holdings, Inc.(a)	1,420	29,025
Mattel, Inc.(a)	22,752	434,108
Peloton Interactive, Inc., Class A(a)	20,787	98,946
Polaris, Inc.	3,366	290,890
Smith & Wesson Brands, Inc.	2,956	43,542
Sturm Ruger & Co., Inc.	1,052	58,228
Topgolf Callaway Brands Corp.(a)	9,369	114,489
Vista Outdoor, Inc.(a)	4,242	106,559
YETI Holdings, Inc.(a)(b)	5,240	222,805

		2,288,785

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)(b)	5,680	200,390
Adaptive Biotechnologies Corp.(a)	6,063	26,920
Agilent Technologies, Inc.	18,256	1,887,123
Akoya Biosciences, Inc.(a)(b)	2,119	7,416
Avantor, Inc.(a)(b)	41,817	728,870
Azenta, Inc.(a)	4,324	196,526
BioLife Solutions, Inc.(a)(b)	2,281	23,038
Bio-Rad Laboratories, Inc., Class A(a)	1,303	358,690
Bio-Techne Corp.	9,675	528,545
Bruker Corp.	6,498	370,386
Charles River Laboratories International, Inc.(a)	3,141	528,819
Codexis, Inc.(a)(b)	3,610	5,993
CryoPort, Inc.(a)	2,379	23,076
Cytek Biosciences, Inc.(a)	7,712	32,468
Danaher Corp.	41,136	7,898,935
Fortrea Holdings, Inc.(a)	5,591	158,784
Harvard Bioscience, Inc.(a)	6,160	27,042
ICON PLC(a)	5,093	1,242,488
Illumina, Inc.(a)	9,757	1,067,611
IQVIA Holdings, Inc.(a)	11,436	2,067,972
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	45,413
MaxCyte, Inc.(a)	6,350	18,796
Medpace Holdings, Inc.(a)	1,404	340,709
Mesa Laboratories, Inc.	342	32,090
Mettler-Toledo International, Inc.(a)	1,358	1,337,902
NanoString Technologies, Inc.(a)	2,353	3,247
OmniAb, Inc.(a)(b)	3,929	17,877
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	98,219
QIAGEN NV(a)	14,250	533,377
Quanterix Corp.(a)	1,710	37,141
Quantum-Si, Inc., Class A(a)	7,468	8,962
Repligen Corp.(a)	3,529	474,862
Revvity, Inc.	7,905	654,929
Seer, Inc., Class A(a)	2,417	3,964
SomaLogic, Inc., Class A(a)	10,906	24,320
Sotera Health Co.(a)	6,415	81,214
Thermo Fisher Scientific, Inc.	24,112	10,724,294
Waters Corp.(a)(b)	3,618	863,002
West Pharmaceutical Services, Inc.	4,604	1,465,407

		34,146,817

Machinery — 1.9%
3D Systems Corp.(a)	7,065	26,352
AGCO Corp.	3,916	449,009
Alamo Group, Inc.	698	111,889
Albany International Corp., Class A	2,042	166,648

Security	Shares	Value

Machinery (continued)
Allison Transmission Holdings, Inc.	5,535	$279,075
Astec Industries, Inc.	1,337	53,533
Barnes Group, Inc.	3,332	69,272
Blue Bird Corp.(a)	816	14,859
Caterpillar, Inc.	32,254	7,291,017
Chart Industries, Inc.(a)(b)	2,593	301,384
CNH Industrial NV	60,269	661,754
Columbus McKinnon Corp.	1,466	44,816
Commercial Vehicle Group, Inc.(a)	2,785	19,411
Crane Co.	3,098	301,528
Cummins, Inc.	8,821	1,907,982
Deere & Co.	16,856	6,158,508
Desktop Metal, Inc., Class A(a)(b)	18,582	16,099
Donaldson Co., Inc.	7,450	429,567
Douglas Dynamics, Inc.	1,306	31,710
Dover Corp.	8,671	1,126,796
Energy Recovery, Inc.(a)	3,940	59,888
Enerpac Tool Group Corp., Class A	2,623	74,231
EnPro Industries, Inc.	1,210	134,383
Esab Corp.	3,466	219,398
ESCO Technologies, Inc.	1,757	170,816
Federal Signal Corp.	3,598	208,828
Flowserve Corp.	8,011	294,164
Fortive Corp.(b)	22,108	1,443,210
Franklin Electric Co., Inc.	2,913	252,615
Gates Industrial Corp. PLC(a)	7,452	81,376
Gorman-Rupp Co.	1,213	35,844
Graco, Inc.	10,552	784,541
Greenbrier Cos., Inc.	2,191	75,787
Helios Technologies, Inc.	1,936	100,130
Hillenbrand, Inc.	4,517	171,782
Hillman Solutions Corp.(a)(b)	12,662	83,063
Hyliion Holdings Corp., Class A(a)(b)	5,934	3,538
Hyster-Yale Materials Handling, Inc.	682	27,287
IDEX Corp.	4,644	888,908
Illinois Tool Works, Inc.	18,968	4,251,108
Ingersoll Rand, Inc.	25,126	1,524,646
ITT, Inc.	5,072	473,471
John Bean Technologies Corp.	2,067	215,009
Kadant, Inc.(b)	797	175,340
Kennametal, Inc.	4,869	112,523
Lincoln Electric Holdings, Inc.	3,424	598,515
Lindsay Corp.	692	86,445
Luxfer Holdings PLC	2,208	18,260
Manitowoc Co., Inc.(a)	2,189	28,019
Microvast Holdings, Inc.(a)(b)	11,816	14,534
Middleby Corp.(a)	3,346	377,663
Miller Industries, Inc.	1,094	39,789
Mueller Industries, Inc.	7,084	267,138
Mueller Water Products, Inc., Class A	10,406	128,722
Nikola Corp.(a)(b)	42,909	46,342
Nordson Corp.	3,593	763,836
Omega Flex, Inc.	130	9,499
Oshkosh Corp.	4,250	372,852
Otis Worldwide Corp.	25,624	1,978,429
PACCAR, Inc.	31,885	2,631,469
Parker-Hannifin Corp.	7,912	2,918,816
Park-Ohio Holdings Corp.	1,119	25,379
Pentair PLC	10,052	584,222
Proto Labs, Inc.(a)	1,922	45,378
RBC Bearings, Inc.(a)	1,809	397,691
REV Group, Inc.	1,078	15,351

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Shyft Group, Inc.	1,974	$21,675
Snap-on, Inc.	3,281	846,301
SPX Technologies, Inc.(a)	2,663	213,360
Standex International Corp.	780	111,985
Stanley Black & Decker, Inc.	9,656	821,243
Tennant Co.	1,312	97,377
Terex Corp.	3,975	182,055
Timken Co.	3,727	257,610
Titan International, Inc.(a)	2,632	29,900
Toro Co.	6,398	517,214
Trinity Industries, Inc.	5,760	119,981
Velo3D, Inc.(a)(b)	5,709	7,536
Wabash National Corp.	3,518	72,787
Watts Water Technologies, Inc., Class A	1,626	281,314
Westinghouse Air Brake Technologies Corp.	11,167	1,183,925
Xylem, Inc.	14,612	1,366,806

		48,802,513

Marine Transportation — 0.0%
Costamare, Inc.	3,080	27,812
Eagle Bulk Shipping, Inc.	778	31,743
Genco Shipping & Trading Ltd.	2,396	31,555
Golden Ocean Group Ltd.	7,042	51,055
Kirby Corp.(a)	3,599	268,845
Matson, Inc.	2,163	188,289
Safe Bulkers, Inc.	7,287	22,881

		622,180

Media — 0.8%
Advantage Solutions, Inc., Class A(a)	3,751	8,627
AMC Networks, Inc., Class A(a)	2,229	26,302
Boston Omaha Corp., Class A(a)	863	12,280
Cable One, Inc.	350	192,454
Cardlytics, Inc.(a)	1,891	23,429
Charter Communications, Inc., Class A(a)	6,368	2,565,030
Clear Channel Outdoor Holdings, Inc.(a)(b)	18,038	19,842
Comcast Corp., Class A	255,129	10,534,276
Daily Journal Corp.(a)	60	17,453
DISH Network Corp., Class A(a)(b)	16,826	82,447
Entravision Communications Corp., Class A	1,689	6,047
EW Scripps Co., Class A(a)	2,946	16,115
Fox Corp., Class A	15,463	469,921
Fox Corp., Class B	9,735	271,704
Gannett Co., Inc.(a)(b)	7,997	18,713
Gray Television, Inc.	6,043	39,400
iHeartMedia, Inc., Class A(a)	7,236	17,005
Integral Ad Science Holding Corp.(a)	2,841	32,615
Interpublic Group of Cos., Inc.	24,391	692,704
John Wiley & Sons, Inc., Class A	2,734	82,758
Liberty Broadband Corp., Class A(a)	1,719	143,227
Liberty Broadband Corp., Class C(a)	6,666	555,344
Liberty Media Corp.-Liberty Formula One, Class A	1,820	104,741
Liberty Media Corp.-Liberty Live, Class A	1,172	36,613
Liberty Media Corp.-Liberty SiriusXM(a)	9,734	238,970
Liberty Media Corp.-Liberty SiriusXM, Class A	4,383	107,340
Magnite, Inc.(a)	8,306	55,152
New York Times Co., Class A	10,163	409,671
News Corp., Class A	22,224	459,592
News Corp., Class B	9,143	196,026
Nexstar Media Group, Inc., Class A	2,110	295,569
Omnicom Group, Inc.	12,416	930,083
Paramount Global, Class A(b)	4,511	62,703
Paramount Global, Class B	32,621	354,916
PubMatic, Inc., Class A(a)(b)	2,634	29,685

Security	Shares	Value

Media (continued)
Scholastic Corp.	1,648	$60,811
Sinclair, Inc., Class A	2,203	23,947
Sirius XM Holdings, Inc.(b)	40,009	171,239
Stagwell, Inc., Class A(a)	8,306	34,221
TechTarget, Inc.(a)	1,792	45,123
TEGNA, Inc.	13,709	198,918
Thryv Holdings, Inc.(a)	1,791	31,217
Trade Desk, Inc., Class A(a)	27,373	1,942,388
WideOpenWest, Inc.(a)	3,478	24,485

		21,641,103

Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	2,185	4,916
Alcoa Corp.	10,879	278,938
Alpha Metallurgical Resources, Inc.	736	161,891
Arch Resources, Inc., Class A	1,196	180,393
ATI, Inc.(a)(b)	8,222	310,545
Carpenter Technology Corp.	3,137	196,753
Century Aluminum Co.(a)	2,613	17,272
Cleveland-Cliffs, Inc.(a)	30,716	515,414
Coeur Mining, Inc.(a)(b)	16,736	42,007
Commercial Metals Co.	7,580	320,558
Compass Minerals International, Inc.	2,480	61,107
Constellium SE, Class A(a)	7,608	120,206
Dakota Gold Corp.(a)	6,771	19,500
Freeport-McMoRan, Inc.	89,263	3,015,304
Haynes International, Inc.	1,100	47,327
Hecla Mining Co.	37,284	151,746
i-80 Gold Corp.(a)	15,619	21,867
Ivanhoe Electric, Inc.(a)(b)	3,722	38,113
Kaiser Aluminum Corp.	1,048	59,526
Materion Corp.	1,172	113,661
MP Materials Corp., Class A(a)(b)	6,271	102,844
Newmont Corp.	72,090	2,701,212
Novagold Resources, Inc.(a)	16,803	59,147
Nucor Corp.	15,749	2,327,545
Olympic Steel, Inc.	384	19,496
Perpetua Resources Corp.(a)	7,076	25,544
Piedmont Lithium, Inc.(a)(b)	1,121	30,794
Ramaco Resources, Inc., Class A	1,470	17,317
Ramaco Resources, Inc., Class B	294	3,678
Reliance Steel & Aluminum Co.	3,662	931,540
Royal Gold, Inc.	4,172	435,265
Ryerson Holding Corp.	1,198	34,802
Schnitzer Steel Industries, Inc., Class A	1,945	44,171
Southern Copper Corp.	5,245	371,870
SSR Mining, Inc.	12,355	171,487
Steel Dynamics, Inc.	9,823	1,046,248
SunCoke Energy, Inc.	5,143	48,910
TimkenSteel Corp.(a)	2,945	59,872
Tredegar Corp.	2,663	11,930
U.S. Steel Corp.	13,694	464,090
Warrior Met Coal, Inc.	3,308	161,199
Worthington Industries, Inc.	1,931	118,988

		14,864,993

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	14,579
AGNC Investment Corp.	35,271	260,300
Angel Oak Mortgage REIT, Inc., Series 13A	1,604	13,426
Annaly Capital Management, Inc.	32,193	502,533
Apollo Commercial Real Estate Finance, Inc.	11,046	110,018
Arbor Realty Trust, Inc.(b)	10,209	128,736
Ares Commercial Real Estate Corp.	2,603	23,870

17

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc.	3,020	$44,001
Blackstone Mortgage Trust, Inc., Class A	9,964	198,782
BrightSpire Capital, Inc., Class A	5,031	28,475
Chimera Investment Corp.	13,492	64,762
Claros Mortgage Trust, Inc.	6,855	71,498
Dynex Capital, Inc.	2,599	26,094
Ellington Financial, Inc.	5,436	65,395
Franklin BSP Realty Trust, Inc.	5,397	68,056
Granite Point Mortgage Trust, Inc.	1,933	8,119
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,614	113,364
Invesco Mortgage Capital, Inc.	3,079	21,030
KKR Real Estate Finance Trust, Inc.	4,580	47,815
Ladder Capital Corp., Class A	6,531	66,028
MFA Financial, Inc.	6,287	55,891
New York Mortgage Trust, Inc.	4,414	34,385
Orchid Island Capital, Inc.	1,137	7,140
PennyMac Mortgage Investment Trust	5,334	67,475
Ready Capital Corp.	9,961	93,932
Redwood Trust, Inc.	6,308	39,614
Rithm Capital Corp.	29,696	277,064
Starwood Property Trust, Inc.	19,369	343,800
TPG RE Finance Trust, Inc.	3,418	18,833
Two Harbors Investment Corp.	7,086	82,268

		2,897,283

Multi-Utilities — 0.6%
Ameren Corp.	16,399	1,241,568
Avista Corp.	4,679	148,278
Black Hills Corp.	4,232	204,617
CenterPoint Energy, Inc.	38,648	1,038,858
CMS Energy Corp.	18,217	989,912
Consolidated Edison, Inc.	21,532	1,890,294
Dominion Energy, Inc.	52,210	2,105,107
DTE Energy Co.	12,854	1,238,869
NiSource, Inc.	25,440	640,070
NorthWestern Corp.	3,792	182,054
Public Service Enterprise Group, Inc.	31,119	1,918,486
Sempra	39,281	2,750,849
Unitil Corp.	767	35,029
WEC Energy Group, Inc.	19,651	1,599,395

		15,983,386

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	10,743	1,000,496
Boston Properties, Inc.	9,918	531,307
Brandywine Realty Trust	10,235	38,279
City Office REIT, Inc.	1,953	7,441
Corporate Office Properties Trust	7,249	165,277
Cousins Properties, Inc.	9,941	177,646
Douglas Emmett, Inc.	11,576	129,767
Easterly Government Properties, Inc.	6,247	67,218
Equity Commonwealth	6,398	121,178
Highwoods Properties, Inc.	7,001	125,248
Hudson Pacific Properties, Inc.	8,553	38,146
JBG SMITH Properties	6,815	87,709
Kilroy Realty Corp.	7,474	213,607
Office Properties Income Trust	3,092	13,883
Orion Office REIT, Inc.	3,175	15,177
Paramount Group, Inc.	10,176	43,553
Peakstone Realty Trust, Class E(b)	1,886	24,367
Piedmont Office Realty Trust, Inc., Class A	6,483	33,776

Security	Shares	Value

Office REITs (continued)
Postal Realty Trust, Inc., Class A	1,151	$15,239
SL Green Realty Corp.	4,077	119,415
Vornado Realty Trust	11,598	222,682

		3,191,411

Oil, Gas & Consumable Fuels — 4.1%
Amplify Energy Corp.(a)	3,056	21,239
Antero Midstream Corp.	23,105	285,116
Antero Resources Corp.(a)(b)	17,830	524,915
APA Corp.	19,630	779,704
Ardmore Shipping Corp.	2,633	34,993
Berry Corp.	4,825	40,289
California Resources Corp.	4,705	247,436
Callon Petroleum Co.(a)(b)	3,799	141,893
Centrus Energy Corp., Class A(a)	731	38,794
Cheniere Energy, Inc.	15,058	2,505,952
Chesapeake Energy Corp.	8,009	689,415
Chevron Corp.	110,552	16,110,743
Chord Energy Corp.	2,508	414,623
Civitas Resources, Inc.	4,275	322,463
Clean Energy Fuels Corp.(a)	11,389	39,748
CNX Resources Corp.(a)	9,931	215,701
Comstock Resources, Inc.	5,948	74,945
ConocoPhillips	75,664	8,988,883
CONSOL Energy, Inc.	2,144	197,012
Coterra Energy, Inc.	46,727	1,284,993
Crescent Energy Co., Class A	1,874	22,825
CVR Energy, Inc.	1,859	60,882
Delek U.S. Holdings, Inc.	4,418	116,414
Denbury, Inc.(a)	3,215	285,781
Devon Energy Corp.	39,517	1,840,307
DHT Holdings, Inc.	8,078	89,827
Diamondback Energy, Inc.	11,251	1,803,760
Dorian LPG Ltd.	1,508	48,211
DT Midstream, Inc.(a)	6,298	339,903
Earthstone Energy, Inc., Class A(a)	3,803	80,510
Empire Petroleum Corp.(a)(b)	1,692	14,145
Encore Energy Corp.	10,541	34,785
Energy Fuels, Inc.(a)(b)	11,976	95,928
Enviva, Inc.(b)	1,991	7,207
EOG Resources, Inc.	36,594	4,619,992
EQT Corp.	22,267	943,675
Equitrans Midstream Corp.	27,007	239,552
Excelerate Energy, Inc., Class A(b)	1,997	28,397
Exxon Mobil Corp.	250,325	26,496,901
FLEX LNG Ltd.(a)	1,825	55,736
Gevo, Inc.(a)(b)	9,834	10,522
Golar LNG Ltd.	6,652	149,204
Green Plains, Inc.(a)	1,196	35,138
Gulfport Energy Corp.(a)(b)	713	88,134
Hallador Energy Co.(a)	1,749	24,451
Hess Corp.	17,230	2,488,012
HF Sinclair Corp.	9,082	502,961
HighPeak Energy, Inc.(b)	727	12,875
International Seaways, Inc.	2,882	138,595
Kinder Morgan, Inc.	121,818	1,973,452
Kinetik Holdings, Inc., Class A	1,633	57,874
Kosmos Energy Ltd.(a)	30,237	218,916
Magnolia Oil & Gas Corp., Class A	11,073	248,589
Marathon Oil Corp.	38,902	1,062,414
Marathon Petroleum Corp.	26,400	3,993,000
Matador Resources Co.	6,812	420,232

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	9,297	$417,156
NACCO Industries, Inc., Class A	532	18,381
New Fortress Energy, Inc., Class A	4,142	125,503
NextDecade Corp.(a)	3,045	13,368
Nordic American Tankers Ltd.	13,383	61,428
Northern Oil and Gas, Inc.	5,125	196,493
Occidental Petroleum Corp.	43,391	2,681,998
ONEOK, Inc.	27,875	1,817,450
Ovintiv, Inc.	15,978	766,944
Par Pacific Holdings, Inc.(a)	3,399	111,555
PBF Energy, Inc., Class A	7,066	335,847
Peabody Energy Corp.	7,909	186,573
Permian Resources Corp., Class A	17,637	256,971
Phillips 66	28,683	3,271,870
Pioneer Natural Resources Co.	14,469	3,458,091
Range Resources Corp.	14,362	514,734
REX American Resources Corp.(a)	1,091	41,469
Riley Exploration Permian, Inc.	425	13,451
Ring Energy, Inc.(a)(b)	6,295	10,953
SandRidge Energy, Inc.(b)	1,890	29,957
Scorpio Tankers, Inc.	3,001	168,506
SFL Corp. Ltd.	6,904	74,977
SilverBow Resources, Inc.(a)	771	26,291
Sitio Royalties Corp., Class A	4,771	117,939
SM Energy Co.	7,077	285,345
Southwestern Energy Co.(a)	70,625	503,556
Talos Energy, Inc.(a)	7,922	122,791
Targa Resources Corp.	13,851	1,158,082
Teekay Corp.(a)	4,449	31,276
Teekay Tankers Ltd., Class A	1,541	76,588
Tellurian, Inc.(a)(b)	31,729	21,893
Texas Pacific Land Corp.	368	679,310
Uranium Energy Corp.(a)(b)	20,930	124,534
VAALCO Energy, Inc.	8,384	37,476
Valero Energy Corp.	21,950	2,787,650
Vertex Energy, Inc.(a)	3,651	15,736
Vital Energy, Inc.(a)	1,222	61,149
Vitesse Energy, Inc.	1,510	35,772
W&T Offshore, Inc.(a)	7,555	31,353
Williams Cos., Inc.	75,374	2,592,866
World Kinect Corp.	4,001	74,019

		104,965,265

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	35,535
Glatfelter Corp.(a)	2,862	4,951
Louisiana-Pacific Corp.	4,021	206,197
Sylvamo Corp.	2,521	111,680

		358,363

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	7,565	239,281
Allegiant Travel Co.	932	62,090
American Airlines Group, Inc.(a)	39,655	442,153
Blade Air Mobility, Inc., Class A(a)	4,235	9,021
Delta Air Lines, Inc.	39,672	1,239,750
Frontier Group Holdings, Inc.(a)	2,715	9,204
Hawaiian Holdings, Inc.(a)	2,898	12,201
JetBlue Airways Corp.(a)(b)	21,282	80,020
Joby Aviation, Inc., Class A(a)(b)	16,267	85,727
SkyWest, Inc.(a)	2,859	120,564
Southwest Airlines Co.	37,484	833,269
Spirit Airlines, Inc.	7,552	86,697

Security	Shares	Value

Passenger Airlines (continued)
Sun Country Airlines Holdings, Inc.(a)	2,011	$26,183
United Airlines Holdings, Inc.(a)	20,037	701,495

		3,947,655

Personal Care Products — 0.2%
Beauty Health Co., Class A(a)(b)	6,871	27,828
BellRing Brands, Inc.(a)	8,191	358,192
Coty, Inc., Class A(a)	22,417	210,047
Edgewell Personal Care Co.	3,579	124,907
elf Beauty, Inc.(a)	3,295	305,216
Estee Lauder Cos., Inc., Class A	14,305	1,843,485
Herbalife Ltd.(a)(b)	6,918	98,581
Inter Parfums, Inc.	1,217	154,693
Kenvue, Inc.	107,986	2,008,540
Medifast, Inc.	711	49,173
Nature’s Sunshine Products, Inc.(a)	255	4,565
Nu Skin Enterprises, Inc., Class A	3,335	63,332
Olaplex Holdings, Inc.(a)	8,979	12,750
USANA Health Sciences, Inc.(a)	667	30,382
Waldencast PLC, Class A	3,027	23,247

		5,314,938

Pharmaceuticals — 4.3%
AbbVie, Inc.	110,233	15,562,695
Aclaris Therapeutics, Inc.(a)	5,218	25,986
Amneal Pharmaceuticals, Inc., Class A(a)(b)	12,515	48,433
Amphastar Pharmaceuticals, Inc.(a)	2,313	104,710
Amylyx Pharmaceuticals, Inc.(a)(b)	3,280	53,497
ANI Pharmaceuticals, Inc.(a)	794	49,022
Arvinas, Inc.(a)	3,027	48,795
Assertio Holdings, Inc.(a)	4,435	9,535
Atea Pharmaceuticals, Inc.(a)(b)	3,928	12,766
Axsome Therapeutics, Inc.(a)(b)	2,281	142,061
Bristol-Myers Squibb Co.	131,112	6,756,201
Cara Therapeutics, Inc.(a)	3,166	4,084
Cassava Sciences, Inc.(a)(b)	2,756	55,533
Catalent, Inc.(a)	11,090	381,385
Collegium Pharmaceutical, Inc.(a)	2,761	60,079
Corcept Therapeutics, Inc.(a)	4,784	134,335
CorMedix, Inc.(a)(b)	4,992	17,372
Cymabay Therapeutics, Inc.(a)	5,761	94,365
Edgewise Therapeutics, Inc.(a)(b)	2,551	16,326
Elanco Animal Health, Inc.(a)	31,802	280,176
Eli Lilly & Co.	52,852	29,276,308
Enliven Therapeutics, Inc.(a)	1,499	18,573
Evolus, Inc.(a)	1,907	14,493
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	14,430
Harmony Biosciences Holdings, Inc.(a)(b)	2,403	56,567
Harrow, Inc.(a)(b)	1,688	24,197
Innoviva, Inc.(a)	4,370	54,232
Intra-Cellular Therapies, Inc.(a)	6,007	298,908
Jazz Pharmaceuticals PLC(a)	3,786	480,898
Johnson & Johnson	150,647	22,346,976
Ligand Pharmaceuticals, Inc.(a)	1,120	58,565
Liquidia Corp.(a)	3,408	22,186
Marinus Pharmaceuticals, Inc.(a)	3,594	24,942
Merck & Co., Inc.	158,688	16,297,258
NGM Biopharmaceuticals, Inc.(a)	3,162	2,687
Nuvation Bio, Inc., Class A(a)	9,777	9,421
Ocular Therapeutix, Inc.(a)(b)	2,768	7,889
Omeros Corp.(a)(b)	4,825	5,742
Organon & Co.	15,700	232,203
Pacira BioSciences, Inc.(a)	2,757	77,913

19

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	8,029	$221,922
Pfizer, Inc.	352,814	10,781,996
Phathom Pharmaceuticals, Inc.(a)(b)	1,212	11,272
Phibro Animal Health Corp., Class A	619	6,759
Pliant Therapeutics, Inc.(a)(b)	3,836	56,274
Prestige Consumer Healthcare, Inc.(a)(b)	3,378	200,518
Revance Therapeutics, Inc.(a)	4,871	38,432
Royalty Pharma PLC, Class A	23,394	628,597
Scilex Holding Co., (Acquired 01/06/23, Cost: $38,933)(e)	3,715	6,887
scPharmaceuticals, Inc.(a)	2,501	13,380
SIGA Technologies, Inc.	2,502	12,760
Supernus Pharmaceuticals, Inc.(a)	3,326	79,325
Taro Pharmaceutical Industries Ltd.(a)(b)	669	22,719
Tarsus Pharmaceuticals, Inc.(a)(b)	888	12,645
Terns Pharmaceuticals, Inc.(a)	3,157	16,606
Theravance Biopharma, Inc.(a)	5,256	49,617
Third Harmonic Bio, Inc.(a)	1,258	8,051
Ventyx Biosciences, Inc.(a)(b)	3,238	46,692
Viatris, Inc.	74,184	660,238
WaVe Life Sciences Ltd.(a)	5,331	28,681
Xeris Biopharma Holdings, Inc.(a)	12,064	22,077
Zoetis, Inc., Class A	28,843	4,528,351

		110,635,543

Professional Services — 1.0%
Alight, Inc., Class A(a)	25,410	168,722
ASGN, Inc.(a)	3,126	260,896
Asure Software, Inc.(a)	833	7,047
Automatic Data Processing, Inc.	25,877	5,646,879
Barrett Business Services, Inc.	580	53,047
BlackSky Technology, Inc., Class A(a)	21,637	25,748
Booz Allen Hamilton Holding Corp., Class A	8,199	983,306
Broadridge Financial Solutions, Inc.	7,263	1,239,358
CACI International, Inc., Class A(a)	1,456	472,851
CBIZ, Inc.(a)	3,197	166,116
Ceridian HCM Holding, Inc.(a)	8,983	575,002
Clarivate PLC(a)(b)	30,144	192,319
Concentrix Corp.	2,706	206,224
Conduent, Inc.(a)	11,206	35,747
CRA International, Inc.	456	44,282
CSG Systems International, Inc.	2,157	101,077
Dun & Bradstreet Holdings, Inc.	17,060	149,446
Equifax, Inc.	7,613	1,290,936
ExlService Holdings, Inc.(a)	9,785	255,486
Exponent, Inc.	3,131	229,471
First Advantage Corp.	4,217	54,863
Forrester Research, Inc.(a)	474	10,997
Franklin Covey Co.(a)	875	34,484
FTI Consulting, Inc.(a)	2,044	433,859
Genpact Ltd.	11,559	387,689
Heidrick & Struggles International, Inc.	1,059	25,776
HireRight Holdings Corp.(a)	1,645	15,150
Huron Consulting Group, Inc.(a)	1,374	136,521
IBEX Holdings Ltd.(a)	997	16,271
ICF International, Inc.	1,207	152,963
Innodata, Inc.(a)	2,252	16,890
Insperity, Inc.	2,314	244,914
Jacobs Solutions, Inc.	7,726	1,029,876
KBR, Inc.	8,627	501,660
Kelly Services, Inc., Class A	1,865	33,290
Kforce, Inc.	1,435	87,592

Security	Shares	Value

Professional Services (continued)
Korn Ferry	3,503	$159,457
Legalzoom.com, Inc.(a)	6,145	61,266
Leidos Holdings, Inc.	8,458	838,357
ManpowerGroup, Inc.	2,953	206,621
Maximus, Inc.	3,937	294,173
NV5 Global, Inc.(a)	890	83,972
Parsons Corp.(a)	2,481	140,301
Paychex, Inc.	20,101	2,232,216
Paycom Software, Inc.	3,253	796,887
Paycor HCM, Inc.(a)	4,348	93,830
Paylocity Holding Corp.(a)	2,696	483,662
Planet Labs PBC, Class A(a)(b)	9,833	21,239
Resources Connection, Inc.	2,633	35,467
Robert Half, Inc.	6,393	478,005
Science Applications International Corp.	3,352	366,172
Skillsoft Corp.(b)	293	5,508
SS&C Technologies Holdings, Inc.	13,302	668,426
Sterling Check Corp.(a)(b)	1,260	14,087
TransUnion	12,017	527,306
TriNet Group, Inc.(a)(b)	2,363	242,798
TrueBlue, Inc.(a)	1,967	21,775
TTEC Holdings, Inc.	1,040	21,403
Upwork, Inc.(a)	7,682	80,277
Verisk Analytics, Inc.	8,833	2,008,271
Verra Mobility Corp., Class A(a)	8,882	175,597
Willdan Group, Inc.(a)	248	4,375

		25,348,203

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	29,575
CBRE Group, Inc., Class A(a)	19,322	1,339,787
Compass, Inc., Class A(a)(b)	16,508	32,686
CoStar Group, Inc.(a)	25,177	1,848,244
Cushman & Wakefield PLC(a)	10,268	75,675
DigitalBridge Group, Inc., Class A	9,341	148,055
Douglas Elliman, Inc.	4,163	7,369
eXp World Holdings, Inc.	4,087	54,234
Forestar Group, Inc.(a)	1,192	28,310
FRP Holdings, Inc.(a)	186	10,005
Howard Hughes Holdings, Inc.(a)	2,191	145,329
Jones Lang LaSalle, Inc.(a)	2,992	382,737
Kennedy-Wilson Holdings, Inc.	8,538	109,884
Marcus & Millichap, Inc.	1,555	44,628
Newmark Group, Inc., Class A	9,252	52,459
Opendoor Technologies, Inc.(a)(b)	37,665	71,563
RE/MAX Holdings, Inc., Class A	632	6,800
Redfin Corp.(a)(b)	5,744	26,767
RMR Group, Inc., Class A	541	12,183
St. Joe Co.	2,076	96,825
Stratus Properties, Inc.(a)	955	24,515
Tejon Ranch Co.(a)	507	7,869
Zillow Group, Inc., Class A(a)	3,560	126,487
Zillow Group, Inc., Class C(a)(b)	9,407	341,004

		5,022,990

Residential REITs — 0.4%
American Homes 4 Rent, Class A	20,470	670,188
Apartment Income REIT Corp.	8,691	253,864
Apartment Investment and Management Co., Class A(a)	8,722	51,111
AvalonBay Communities, Inc.	8,824	1,462,490
BRT Apartments Corp.	1,270	20,612
Camden Property Trust	6,555	556,388

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Centerspace	916	$44,499
Clipper Realty, Inc.	393	1,867
Elme Communities	5,837	74,480
Equity LifeStyle Properties, Inc.	11,185	735,973
Equity Residential	23,441	1,296,991
Essex Property Trust, Inc.	3,958	846,695
Independence Realty Trust, Inc.	14,480	179,407
Invitation Homes, Inc.	38,052	1,129,764
Mid-America Apartment Communities, Inc.	7,285	860,723
NexPoint Residential Trust, Inc.	1,405	37,921
Sun Communities, Inc.	7,672	853,433
UDR, Inc.	20,634	656,368
UMH Properties, Inc.	6,148	84,904
Veris Residential, Inc.	4,759	63,723

		9,881,401

Retail REITs — 0.4%
Acadia Realty Trust	4,332	62,034
Agree Realty Corp.	5,538	309,796
Alexander’s, Inc.	94	17,671
Brixmor Property Group, Inc.	18,334	381,164
CBL & Associates Properties, Inc.	1,773	36,754
Federal Realty Investment Trust	5,145	469,173
Getty Realty Corp.	2,720	72,406
InvenTrust Properties Corp.	5,089	127,734
Kimco Realty Corp.	37,337	669,826
Kite Realty Group Trust	13,877	295,858
Macerich Co.	13,406	130,306
NETSTREIT Corp.	4,355	62,059
NNN REIT, Inc.	11,734	426,296
Phillips Edison & Co., Inc.	6,922	244,416
Realty Income Corp.	41,626	1,972,240
Regency Centers Corp.	10,939	659,184
Retail Opportunity Investments Corp.	7,052	82,790
RPT Realty	4,311	46,516
Saul Centers, Inc.	796	27,677
Simon Property Group, Inc.	20,136	2,212,745
SITE Centers Corp.	12,815	149,423
Spirit Realty Capital, Inc.	8,922	321,103
Tanger Factory Outlet Centers, Inc.	7,151	161,255
Urban Edge Properties	6,477	102,725
Whitestone REIT	5,174	51,481

		9,092,632

Semiconductors & Semiconductor Equipment — 6.2%
ACM Research, Inc., Class A(a)	3,000	40,800
Advanced Micro Devices, Inc.(a)	100,000	9,850,000
Aehr Test Systems(a)(b)	1,691	39,840
Allegro MicroSystems, Inc.(a)	4,889	126,919
Alpha & Omega Semiconductor Ltd.(a)	1,720	40,798
Ambarella, Inc.(a)	2,259	101,632
Amkor Technology, Inc.	6,653	138,782
Analog Devices, Inc.	31,521	4,959,199
Applied Materials, Inc.	52,649	6,968,095
Atomera, Inc.(a)(b)	815	5,216
Axcelis Technologies, Inc.(a)	2,048	261,120
Broadcom, Inc.	25,232	21,229,448
CEVA, Inc.(a)	1,470	25,240
Cirrus Logic, Inc.(a)	3,545	237,267
Cohu, Inc.(a)	3,237	97,563
Credo Technology Group Holding Ltd.(a)	6,153	87,496
Diodes, Inc.(a)	2,733	177,864
Enphase Energy, Inc.(a)(b)	8,385	667,278

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.	9,397	$827,312
First Solar, Inc.(a)	6,698	954,130
FormFactor, Inc.(a)	4,805	162,793
GLOBALFOUNDRIES, Inc.(a)(b)	5,019	249,043
Ichor Holdings Ltd.(a)(b)	1,435	34,813
Impinj, Inc.(a)	1,444	93,297
indie Semiconductor, Inc., Class A(a)(b)	9,909	48,455
Intel Corp.	260,722	9,516,353
inTEST Corp.(a)	1,081	13,977
KLA Corp.	8,550	4,015,935
Kulicke & Soffa Industries, Inc.	3,436	142,972
Lam Research Corp.	8,364	4,919,872
Lattice Semiconductor Corp.(a)	8,605	478,524
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,563	251,334
Marvell Technology, Inc.	53,183	2,511,301
Maxeon Solar Technologies Ltd.(a)(b)	1,638	10,221
MaxLinear, Inc.(a)	4,731	71,911
Microchip Technology, Inc.	33,330	2,376,096
Micron Technology, Inc.	68,154	4,557,458
MKS Instruments, Inc.	3,956	259,751
Monolithic Power Systems, Inc.	2,841	1,254,983
Navitas Semiconductor Corp.(a)	6,957	36,455
NVE Corp.	349	23,732
NVIDIA Corp.	148,400	60,517,520
ON Semiconductor Corp.(a)	26,747	1,675,432
Onto Innovation, Inc.(a)	2,989	335,874
PDF Solutions, Inc.(a)	1,754	46,534
Photronics, Inc.(a)	3,827	70,264
Power Integrations, Inc.	3,392	235,167
Qorvo, Inc.(a)	6,007	525,132
QUALCOMM, Inc.	69,692	7,595,731
Rambus, Inc.(a)	6,863	372,867
Semtech Corp.(a)	4,481	62,555
Silicon Laboratories, Inc.(a)	2,008	185,098
SiTime Corp.(a)(b)	1,041	103,892
SkyWater Technology, Inc.(a)	811	3,998
Skyworks Solutions, Inc.	9,958	863,757
SMART Global Holdings, Inc.(a)	3,469	47,525
Synaptics, Inc.(a)	2,340	195,764
Teradyne, Inc.	9,778	814,214
Texas Instruments, Inc.	56,817	8,068,582
Transphorm, Inc.(a)(b)	3,643	9,508
Ultra Clean Holdings, Inc.(a)	2,740	65,376
Universal Display Corp.	2,869	399,307
Veeco Instruments, Inc.(a)(b)	2,766	66,218
Wolfspeed, Inc.(a)(b)	7,496	253,665

		160,379,255

Software — 10.5%
8x8, Inc.(a)	6,460	15,375
A10 Networks, Inc.	4,857	52,796
ACI Worldwide, Inc.(a)	6,881	140,166
Adeia, Inc.	7,863	66,285
Adobe, Inc.(a)	28,613	15,223,833
Agilysys, Inc.(a)	1,390	119,248
Alarm.com Holdings, Inc.(a)	2,898	148,175
Alkami Technology, Inc.(a)	2,197	39,436
Altair Engineering, Inc., Class A(a)	3,212	199,529
Alteryx, Inc., Class A(a)	3,791	121,350
American Software, Inc., Class A	1,641	18,002
Amplitude, Inc., Class A(a)	3,549	35,348
ANSYS, Inc.(a)	5,412	1,505,943

21

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Appfolio, Inc., Class A(a)(b)	1,200	$225,084
Appian Corp., Class A(a)	2,774	109,462
Applied Digital Corp.(a)	4,664	22,760
AppLovin Corp., Class A(a)(b)	13,022	474,522
Asana, Inc., Class A(a)	4,988	92,128
Aspen Technology, Inc.(a)	1,731	307,685
Atlassian Corp., Class A(a)	9,003	1,626,302
Aurora Innovation, Inc., Class A(a)	19,855	34,746
Autodesk, Inc.(a)	13,377	2,643,697
AvePoint, Inc., Class A(a)	8,422	63,081
Bentley Systems, Inc., Class B	12,079	587,523
Bill Holdings, Inc.(a)(b)	6,444	588,273
Bit Digital, Inc.(a)	7,119	14,950
Blackbaud, Inc.(a)	2,852	186,521
Blackline, Inc.(a)	3,699	181,621
Box, Inc., Class A(a)	8,302	206,388
Braze, Inc., Class A(a)	3,171	135,021
C3.ai, Inc., Class A(a)(b)	3,809	92,940
Cadence Design Systems, Inc.(a)	16,829	4,036,436
CCC Intelligent Solutions Holdings, Inc.(a)	11,864	127,775
Cerence, Inc.(a)	2,169	33,207
Cleanspark, Inc.(a)	7,969	32,673
Clear Secure, Inc., Class A	5,361	90,172
CommVault Systems, Inc.(a)	2,940	192,129
Confluent, Inc., Class A(a)(b)	11,882	343,509
Consensus Cloud Solutions, Inc.(a)	1,250	26,988
Couchbase, Inc.(a)	2,430	37,811
Crowdstrike Holdings, Inc., Class A(a)(b)	13,070	2,310,384
CS Disco, Inc.(a)	1,888	10,592
Datadog, Inc., Class A(a)(b)	16,923	1,378,717
Digimarc Corp.(a)(b)	1,006	26,096
Digital Turbine, Inc.(a)(b)	5,723	27,127
DocuSign, Inc.(a)	12,831	498,869
Dolby Laboratories, Inc., Class A	3,561	288,227
Domo, Inc., Class B(a)(b)	1,416	11,555
DoubleVerify Holdings, Inc.(a)	7,850	218,466
Dropbox, Inc., Class A(a)	15,781	415,040
Dynatrace, Inc.(a)	14,971	669,353
E2open Parent Holdings, Inc., Class A(a)	12,000	34,680
Ebix, Inc.	1,492	9,086
eGain Corp.(a)	724	4,358
Elastic NV(a)	5,022	376,851
Enfusion, Inc., Class A(a)(b)	1,551	12,873
EngageSmart, Inc.(a)(b)	2,476	56,081
Envestnet, Inc.(a)	2,907	107,559
Everbridge, Inc.(a)	2,780	57,296
EverCommerce, Inc.(a)	1,361	13,038
Expensify, Inc., Class A(a)	4,132	11,032
Fair Isaac Corp.(a)	1,503	1,271,343
Five9, Inc.(a)	4,365	252,603
Fortinet, Inc.(a)	40,934	2,340,197
Freshworks, Inc., Class A(a)	10,415	186,845
Gen Digital, Inc.	35,416	590,031
Gitlab, Inc., Class A(a)	5,425	234,794
Guidewire Software, Inc.(a)(b)	5,228	471,200
HashiCorp, Inc., Class A(a)	6,042	118,967
HubSpot, Inc.(a)(b)	2,804	1,188,251
Informatica, Inc., Class A(a)(b)	2,800	53,704
Instructure Holdings, Inc.(a)	1,199	29,531
Intapp, Inc.(a)	1,713	58,585
InterDigital, Inc.	1,792	134,848
Intuit, Inc.	17,043	8,435,433
Jamf Holding Corp.(a)(b)	3,854	61,895

Security	Shares	Value

Software (continued)
LivePerson, Inc.(a)	4,799	$12,669
LiveRamp Holdings, Inc.(a)	3,784	104,665
Manhattan Associates, Inc.(a)	3,773	735,660
Marathon Digital Holdings, Inc.(a)(b)	11,287	99,438
Matterport, Inc., Class A(a)(b)	14,473	29,525
MeridianLink, Inc.(a)	1,066	17,504
Microsoft Corp.	464,953	157,205,259
MicroStrategy, Inc., Class A(a)(b)	705	298,490
Mitek Systems, Inc.(a)	2,481	26,497
Model N, Inc.(a)	2,938	70,806
N-able, Inc.(a)	4,241	54,963
nCino, Inc.(a)(b)	4,394	123,471
NCR Voyix Corp.(a)(b)	7,887	120,592
New Relic, Inc.(a)	3,399	294,591
NextNav, Inc.(a)(b)	7,099	33,081
Nutanix, Inc., Class A(a)	14,075	509,374
Olo, Inc., Class A(a)	5,920	30,251
ON24, Inc.	1,991	12,245
OneSpan, Inc.(a)(b)	2,737	21,622
Oracle Corp.	94,990	9,821,966
PagerDuty, Inc.(a)(b)	5,772	116,421
Palantir Technologies, Inc., Class A(a)	116,527	1,724,600
Palo Alto Networks, Inc.(a)(b)	18,794	4,567,318
Pegasystems, Inc.(b)	2,374	101,465
PowerSchool Holdings, Inc., Class A(a)	3,899	77,668
Procore Technologies, Inc.(a)	4,791	292,682
Progress Software Corp.	2,817	144,737
PROS Holdings, Inc.(a)(b)	3,022	94,135
PTC, Inc.(a)	7,033	987,574
Q2 Holdings, Inc.(a)	3,494	104,925
Qualys, Inc.(a)(b)	2,241	342,761
Rapid7, Inc.(a)(b)	3,624	168,480
Red Violet, Inc.(a)	1,105	21,868
Rimini Street, Inc.(a)	3,501	7,597
RingCentral, Inc., Class A(a)	5,642	149,964
Riot Platforms, Inc.(a)(b)	10,100	98,778
Roper Technologies, Inc.	6,597	3,223,096
Salesforce, Inc.(a)	59,086	11,866,241
Sapiens International Corp. NV	2,240	57,120
SEMrush Holdings, Inc., Class A(a)	3,049	24,636
SentinelOne, Inc., Class A(a)	14,175	221,555
ServiceNow, Inc.(a)	12,688	7,382,513
Smartsheet, Inc., Class A(a)	7,729	305,605
SolarWinds Corp.(a)	1,754	16,154
SoundHound AI, Inc., Class A(a)(b)	10,130	16,107
SoundThinking, Inc.(a)(b)	707	10,669
Splunk, Inc.(a)	9,484	1,395,665
Sprinklr, Inc., Class A(a)	5,475	74,405
Sprout Social, Inc., Class A(a)	2,948	127,589
SPS Commerce, Inc.(a)	2,242	359,482
Synopsys, Inc.(a)	9,468	4,444,658
Tenable Holdings, Inc.(a)	7,240	304,876
Teradata Corp.(a)	6,137	262,173
Tyler Technologies, Inc.(a)(b)	2,608	972,523
UiPath, Inc., Class A(a)	24,241	376,463
Unity Software, Inc.(a)(b)	17,558	445,446
Varonis Systems, Inc.(a)(b)	7,148	240,459
Verint Systems, Inc.(a)	4,508	84,796
Veritone, Inc.(a)(b)	2,366	5,939
Viant Technology, Inc., Class A(a)	883	4,759
VMware, Inc., Class A(a)	13,461	1,960,595
Weave Communications, Inc.(a)	4,005	28,676
Workday, Inc., Class A(a)(b)	12,297	2,603,398

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workiva, Inc., Class A(a)	2,926	$254,825
Xperi, Inc.(a)	2,213	18,788
Yext, Inc.(a)	5,854	35,300
Zeta Global Holdings Corp., Class A(a)(b)	9,961	77,696
Zoom Video Communications, Inc., Class A(a)(b)	15,479	928,430
Zscaler, Inc.(a)	5,485	870,415
Zuora, Inc., Class A(a)	9,293	68,861

		269,857,952

Specialized REITs — 1.0%
American Tower Corp.	29,098	5,184,973
Crown Castle, Inc.	26,952	2,505,997
CubeSmart	13,640	464,988
Digital Realty Trust, Inc.	18,564	2,308,619
EPR Properties	4,513	192,705
Equinix, Inc.	5,825	4,250,153
Extra Space Storage, Inc.	13,029	1,349,674
Farmland Partners, Inc.	2,041	21,267
Four Corners Property Trust, Inc.	6,863	146,182
Gaming and Leisure Properties, Inc.	15,263	692,788
Gladstone Land Corp.	2,385	32,579
Iron Mountain, Inc.	18,081	1,068,045
Lamar Advertising Co., Class A	5,314	437,183
National Storage Affiliates Trust	4,998	142,543
Outfront Media, Inc.	8,901	86,874
PotlatchDeltic Corp.	4,938	211,593
Public Storage	9,809	2,341,506
Rayonier, Inc.	9,313	235,060
Safehold, Inc.	2,378	38,690
SBA Communications Corp.	6,689	1,395,526
Uniti Group, Inc.	14,285	65,711
VICI Properties, Inc.	62,295	1,738,030
Weyerhaeuser Co.	45,738	1,312,223

		26,222,909

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	1,280	9,613
Aaron’s Co., Inc.	1,983	14,694
Abercrombie & Fitch Co., Class A(a)	3,245	197,361
Academy Sports & Outdoors, Inc.	4,486	201,152
Advance Auto Parts, Inc.	3,773	196,309
American Eagle Outfitters, Inc.	11,875	207,456
America’s Car-Mart, Inc.(a)(b)	281	18,821
Arko Corp.	6,136	46,327
Asbury Automotive Group, Inc.(a)(b)	1,245	238,256
AutoNation, Inc.(a)(b)	1,891	245,981
AutoZone, Inc.(a)	1,127	2,791,726
BARK, Inc.(a)	12,225	13,081
Bath & Body Works, Inc.	13,956	413,795
Best Buy Co., Inc.	12,278	820,416
Big 5 Sporting Goods Corp.	1,094	7,724
Boot Barn Holdings, Inc.(a)(b)	1,850	128,575
Buckle, Inc.	1,687	56,970
Build-A-Bear Workshop, Inc.	1,239	30,727
Burlington Stores, Inc.(a)	4,155	502,880
Caleres, Inc.	2,081	53,232
Camping World Holdings, Inc., Class A	2,185	36,599
CarMax, Inc.(a)	9,966	608,823
CarParts.com, Inc.(a)	2,466	6,979
Carvana Co., Class A(a)	5,738	154,926
Cato Corp., Class A	2,025	14,438
Chico’s FAS, Inc.(a)	7,580	56,698
Children’s Place, Inc.(a)(b)	869	23,785

Security	Shares	Value

Specialty Retail (continued)
Designer Brands, Inc., Class A	3,326	$33,626
Destination XL Group, Inc.(a)	6,269	26,079
Dick’s Sporting Goods, Inc.	3,667	392,186
Duluth Holdings, Inc., Class B(a)	1,416	7,122
EVgo, Inc., Class A(a)(b)	4,566	9,429
Five Below, Inc.(a)	3,376	587,357
Floor & Decor Holdings, Inc., Class A(a)(b)	6,526	537,742
Foot Locker, Inc.	5,084	106,713
GameStop Corp., Class A(a)(b)	16,120	221,972
Gap, Inc.	13,510	172,928
Genesco, Inc.(a)	1,043	28,589
Group 1 Automotive, Inc.(b)	843	212,714
GrowGeneration Corp.(a)	2,856	5,826
Guess?, Inc.	1,851	39,797
Haverty Furniture Cos., Inc.	1,048	27,300
Hibbett, Inc.	876	40,357
Home Depot, Inc.	63,266	18,011,198
Lands’ End, Inc.(a)	889	5,583
Lazydays Holdings, Inc.(a)	3,185	20,097
Leslie’s, Inc.(a)	12,789	63,178
Lithia Motors, Inc.	1,684	407,882
Lowe’s Cos., Inc.	36,586	6,972,194
MarineMax, Inc.(a)	887	24,286
Monro, Inc.	2,222	55,150
Murphy USA, Inc.	1,265	458,803
National Vision Holdings, Inc.(a)	5,351	83,155
ODP Corp.(a)	2,145	96,353
OneWater Marine, Inc., Class A(a)(b)	684	15,479
O’Reilly Automotive, Inc.(a)	3,722	3,463,098
Overstock.com, Inc.(a)(b)	2,560	39,936
Penske Automotive Group, Inc.(b)	1,260	180,281
Petco Health & Wellness Co., Inc.(a)(b)	5,201	17,995
PetMed Express, Inc.	1,061	7,310
Revolve Group, Inc., Class A(a)(b)	2,911	40,026
RH(a)	1,103	240,410
Ross Stores, Inc.	20,745	2,405,798
Sally Beauty Holdings, Inc.(a)	7,155	60,818
Shoe Carnival, Inc.	744	17,023
Signet Jewelers Ltd.	2,786	194,546
Sleep Number Corp.(a)	1,237	20,126
Sonic Automotive, Inc., Class A	786	37,610
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	9,824
Stitch Fix, Inc., Class A(a)	5,133	16,836
ThredUp, Inc., Class A(a)	9,059	29,170
Tilly’s, Inc., Class A(a)	598	4,844
TJX Cos., Inc.	71,604	6,306,164
Tractor Supply Co.	6,821	1,313,452
Ulta Beauty, Inc.(a)	3,093	1,179,392
Upbound Group, Inc.	3,756	97,881
Urban Outfitters, Inc.(a)	3,529	122,174
Valvoline, Inc.	10,723	318,151
Victoria’s Secret & Co.(a)(b)	5,589	99,931
Warby Parker, Inc., Class A(a)	5,414	70,274
Wayfair, Inc., Class A(a)	5,311	226,302
Williams-Sonoma, Inc.	3,893	584,884
Winmark Corp.	223	89,940
Zumiez, Inc.(a)	980	16,101

		52,970,736

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	932,301	159,209,042
Avid Technology, Inc.(a)	2,575	69,576
Corsair Gaming, Inc.(a)(b)	2,367	30,274

23

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)	6,701	$24,928
Hewlett Packard Enterprise Co.	80,891	1,244,103
HP, Inc.	53,582	1,410,814
Immersion Corp.	1,222	7,809
IonQ, Inc.(a)(b)	11,152	107,505
NetApp, Inc.	12,855	935,587
Pure Storage, Inc., Class A(a)	17,288	584,507
Super Micro Computer, Inc.(a)	2,822	675,784
Turtle Beach Corp.(a)	776	6,402
Western Digital Corp.(a)(b)	19,886	798,423
Xerox Holdings Corp.	8,090	103,876

		165,208,630

Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)(b)	6,333	5,477
Capri Holdings Ltd.(a)	7,359	376,634
Carter’s, Inc.	2,358	158,363
Columbia Sportswear Co.	2,057	151,807
Crocs, Inc.(a)	3,744	334,414
Deckers Outdoor Corp.(a)	1,638	977,984
Figs, Inc., Class A(a)(b)	8,730	48,102
Fossil Group, Inc.(a)	3,093	4,825
G-III Apparel Group Ltd.(a)	2,509	64,105
Hanesbrands, Inc.	21,010	88,032
Kontoor Brands, Inc.	3,741	173,769
Lululemon Athletica, Inc.(a)(b)	6,909	2,718,553
Movado Group, Inc.	1,241	34,574
NIKE, Inc., Class B	74,104	7,615,668
Oxford Industries, Inc.	1,115	94,106
PVH Corp.	3,739	277,995
Ralph Lauren Corp., Class A	2,545	286,389
Rocky Brands, Inc.	309	3,794
Skechers USA, Inc., Class A(a)	8,691	419,080
Steven Madden Ltd.	4,857	159,261
Tapestry, Inc.	14,748	406,455
Under Armour, Inc., Class A(a)	11,440	78,364
Under Armour, Inc., Class C(a)	12,665	81,436
VF Corp.	21,093	310,700
Wolverine World Wide, Inc.	4,311	34,704

		14,904,591

Tobacco — 0.5%
Altria Group, Inc.	111,589	4,482,530
Philip Morris International, Inc.	96,927	8,642,012
Turning Point Brands, Inc.	705	14,135
Universal Corp.	1,853	83,385
Vector Group Ltd.	9,936	102,142

		13,324,204

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,821	236,211
Alta Equipment Group, Inc., Class A	2,017	18,536
Applied Industrial Technologies, Inc.	2,341	359,367
Beacon Roofing Supply, Inc.(a)	3,402	242,120
BlueLinx Holdings, Inc.(a)	421	29,937
Boise Cascade Co.	2,398	224,813
Core & Main, Inc., Class A(a)(b)	6,276	188,782
Custom Truck One Source, Inc.(a)	2,724	15,717
Distribution Solutions Group, Inc.(a)	564	17,005
DXP Enterprises, Inc.(a)(b)	553	18,028
Fastenal Co.	35,558	2,074,454
Ferguson PLC	12,833	1,927,517

Security	Shares	Value

Trading Companies & Distributors (continued)
FTAI Aviation Ltd.	6,333	$238,184
GATX Corp.	2,161	225,997
Global Industrial Co.	1,009	32,238
GMS, Inc.(a)	2,574	150,528
H&E Equipment Services, Inc.	1,772	72,156
Herc Holdings, Inc.	1,662	177,485
Hudson Technologies, Inc.(a)	2,482	31,968
McGrath RentCorp	1,530	153,918
MRC Global, Inc.(a)	6,858	72,078
MSC Industrial Direct Co., Inc., Class A	2,842	269,280
NOW, Inc.(a)	6,770	74,605
Rush Enterprises, Inc., Class A	3,607	128,337
Rush Enterprises, Inc., Class B	598	24,183
SiteOne Landscape Supply, Inc.(a)(b)	2,820	388,511
Textainer Group Holdings Ltd.	2,893	142,104
Titan Machinery, Inc.(a)	1,169	29,038
Transcat, Inc.(a)	348	31,327
United Rentals, Inc.	4,249	1,726,241
Veritiv Corp.	774	131,123
W.W.Grainger, Inc.	2,779	2,028,198
Watsco, Inc.	2,043	712,782
WESCO International, Inc.	2,731	350,114
Xometry, Inc., Class A(a)(b)	2,323	33,800

		12,576,682

Water Utilities — 0.1%
American States Water Co.	2,476	193,252
American Water Works Co., Inc.	12,095	1,422,977
Artesian Resources Corp., Class A	493	19,375
California Water Service Group	3,450	167,946
Consolidated Water Co. Ltd.	1,168	34,479
Essential Utilities, Inc.	15,431	516,321
Global Water Resources, Inc.	881	9,277
Middlesex Water Co.	1,348	85,638
Pure Cycle Corp.(a)	1,623	15,516
SJW Group	1,820	113,714
York Water Co.	673	24,275

		2,602,770

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	36,404
Shenandoah Telecommunications Co.	3,990	94,403
Spok Holdings, Inc.	1,840	27,434
Telephone and Data Systems, Inc.	6,742	122,637
T-Mobile U.S., Inc.(a)	33,093	4,760,759

		5,041,637

Total Common Stocks — 98.6% (Cost: $1,816,509,305)		2,535,920,914

Investment Companies

Capital Markets — 0.8%
iShares Russell 3000 ETF(c)	82,524	19,694,353

Total Investment Companies — 0.8% (Cost: $19,540,008)		19,694,353

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Biotechnology(d) — 0.0%
Aduro Biotech, Inc., CVR	400	$1,016
Chinook Therapeutics, CVR	3,836	1,649

		2,665

Specialty Retail — 0.0%
Lazydays Holdings, Inc., (Expires 11/21/23, Strike Price USD 6.40)	3,185	—

Total Rights — 0.0% (Cost: $1,496)		2,665

Total Long-Term Investments — 99.4% (Cost: $1,836,050,809)		2,555,617,932

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(f)(g)	52,178,109	52,198,980
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(f)	13,019,364	13,019,364

Total Short-Term Securities — 2.5% (Cost: $65,213,909)		65,218,344

Total Investments — 101.9% (Cost: $1,901,264,718)		2,620,836,276

Liabilities in Excess of Other Assets — (1.9)%		(48,581,333)

Net Assets — 100.0%		$2,572,254,943

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,887, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$63,968,701	$—	$(11,774,458)	(a)	$244	$4,493	$52,198,980	52,178,109	$94,186	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,592,875	—	(53,573,511	)(a)	—	—	13,019,364	13,019,364	222,879		—
BlackRock, Inc.	6,948,145	135,750	(209,199)		(18,447)	(1,168,168)	5,688,081	9,290	45,885		—
iShares Russell 3000 ETF	13,167,721	58,143,852	(49,341,281)		(1,467,965)	(807,974)	19,694,353	82,524	134,673		—

					$(1,486,168)	$(1,971,649)	$90,600,778		$497,623		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending Income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

25

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	20	12/15/23	$1,668	$(83,079)
S&P 500 E-Mini Index	60	12/15/23	12,637	(405,268)

				$(488,347)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$40,667,388	$—	$—	$40,667,388
Air Freight & Logistics	12,195,638	—	—	12,195,638
Automobile Components	4,883,886	—	—	4,883,886
Automobiles	40,930,234	—	—	40,930,234
Banks	82,929,846	—	—	82,929,846
Beverages	36,996,562	—	—	36,996,562
Biotechnology	46,743,013	—	—	46,743,013
Broadline Retail	78,668,998	—	—	78,668,998
Building Products	16,275,921	—	—	16,275,921
Capital Markets	72,569,940	—	—	72,569,940
Chemicals	42,194,211	—	—	42,194,211
Commercial Services & Supplies	17,193,600	—	—	17,193,600
Communications Equipment	21,933,865	—	—	21,933,865
Construction & Engineering	6,121,896	—	—	6,121,896
Construction Materials	3,995,356	—	—	3,995,356
Consumer Finance	12,248,087	—	—	12,248,087
Consumer Staples Distribution & Retail	44,834,403	—	—	44,834,403
Containers & Packaging	7,850,136	7,569	—	7,857,705
Distributors	2,637,262	—	—	2,637,262
Diversified Consumer Services	3,071,128	—	—	3,071,128
Diversified REITs	1,481,043	—	—	1,481,043

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Telecommunication Services	$17,253,594	$—	$—	$17,253,594
Electric Utilities	38,318,989	—	—	38,318,989
Electrical Equipment	18,070,283	—	—	18,070,283
Electronic Equipment, Instruments & Components	16,704,386	—	—	16,704,386
Energy Equipment & Services	14,227,388	—	—	14,227,388
Entertainment	30,910,465	—	—	30,910,465
Financial Services	105,953,177	—	—	105,953,177
Food Products	23,957,527	—	—	23,957,527
Gas Utilities	2,756,134	—	—	2,756,134
Ground Transportation	26,553,891	—	—	26,553,891
Health Care Equipment & Supplies	60,773,773	—	—	60,773,773
Health Care Providers & Services	75,665,679	—	—	75,665,679
Health Care REITs	5,996,056	—	—	5,996,056
Health Care Technology	2,832,089	—	—	2,832,089
Hotel & Resort REITs	2,025,576	—	—	2,025,576
Hotels, Restaurants & Leisure	55,854,018	—	—	55,854,018
Household Durables	11,601,466	—	—	11,601,466
Household Products	31,498,748	—	—	31,498,748
Independent Power and Renewable Electricity Producers	2,058,410	—	—	2,058,410
Industrial Conglomerates	18,115,456	—	—	18,115,456
Industrial REITs	8,555,714	—	—	8,555,714
Insurance	61,360,268	—	—	61,360,268
Interactive Media & Services	130,703,381	—	—	130,703,381
IT Services	35,649,637	—	—	35,649,637
Leisure Products	2,288,785	—	—	2,288,785
Life Sciences Tools & Services	34,146,817	—	—	34,146,817
Machinery	48,802,513	—	—	48,802,513
Marine Transportation	622,180	—	—	622,180
Media	21,641,103	—	—	21,641,103
Metals & Mining	14,864,993	—	—	14,864,993
Mortgage Real Estate Investment Trusts (REITs)	2,897,283	—	—	2,897,283
Multi-Utilities	15,983,386	—	—	15,983,386
Office REITs	3,191,411	—	—	3,191,411
Oil, Gas & Consumable Fuels	104,965,265	—	—	104,965,265
Paper & Forest Products	358,363	—	—	358,363
Passenger Airlines	3,947,655	—	—	3,947,655
Personal Care Products	5,314,938	—	—	5,314,938
Pharmaceuticals	110,628,656	6,887	—	110,635,543
Professional Services	25,348,203	—	—	25,348,203
Real Estate Management & Development	5,022,990	—	—	5,022,990
Residential REITs	9,881,401	—	—	9,881,401
Retail REITs	9,092,632	—	—	9,092,632
Semiconductors & Semiconductor Equipment	160,379,255	—	—	160,379,255
Software	269,857,952	—	—	269,857,952
Specialized REITs	26,222,909	—	—	26,222,909
Specialty Retail	52,970,736	—	—	52,970,736
Technology Hardware, Storage & Peripherals	165,208,630	—	—	165,208,630
Textiles, Apparel & Luxury Goods	14,904,591	—	—	14,904,591
Tobacco	13,324,204	—	—	13,324,204
Trading Companies & Distributors	12,576,682	—	—	12,576,682
Water Utilities	2,602,770	—	—	2,602,770
Wireless Telecommunication Services	5,041,637	—	—	5,041,637
Investment Companies	19,694,353	—	—	19,694,353
Rights	—	—	2,665	2,665
Short-Term Securities
Money Market Funds	65,218,344	—	—	65,218,344

	$2,620,819,155	$14,456	$2,665	$2,620,836,276

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(488,347)	$—	$—	$(488,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

27

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviation

CVR	Contingent Value Right

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	28